UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Core Fund
Class A:
PTMAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$77	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	12.91%	16.18%	12.70%
Class A without sales charges	19.48%	17.50%	13.34%
S&P 500 Index	21.45%	17.64%	14.64%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Autom obi les	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	A
NASDAQ	PTMAX
CUSIP	74441J100
MF187EA

PGIM Quant Solutions Large-Cap Core Fund
Class C:
PTMCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$157	1.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.66%	16.66%	12.52%
Class C without sales charges	18.66%	16.66%	12.52%
S&P 500 Index	21.45%	17.64%	14.64%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	C
NASDAQ	PTMCX
CUSIP	74441J308
MF187EC

PGIM Quant Solutions Large-Cap Core Fund
Class Z:
PTEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$54	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	19.80%	17.79%	13.63%
S&P 500 Index	21.45%	17.64%	14.64%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	Z
NASDAQ	PTEZX
CUSIP	74441J407
MF187EZ

PGIM Quant Solutions Large-Cap Core Fund
Class R6:
PTMQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$38	0.35%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets reached new highs during the reporting period, driven by easing monetary policy and gains in a handful of mega-cap technology stocks fueled by artificial intelligence (AI) optimism and strong earnings. In April, the S&P 500 Index (the “Index”) fell by more than
10% in response to US tariff announcements before rebounding following extended trade talks. Late in the reporting period, AI-related capital spending boosted growth indexes. The Fund held up well despite volatility and tariff uncertainty.
■
Favoring high-quality stocks with improving growth expectations contributed positively to the Fund’s performance relative to the Index, particularly toward the end of the reporting period.
■
Valuation measures, which gauge how cheaply a stock is trading, dragged on the Fund’s performance relative to the Index.
■
The Fund held futures contracts on the Index during the reporting period. PGIM Quantitative Solutions used these instruments primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	19.92%	17.93%	14.40% (12/28/2016)
S&P 500 Index	21.45%	17.64%	15.41%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 994,027,944
Number of fund holdings	181
Total advisory fees paid for the year	$ 2,899,281
Portfolio turnover rate for the year	123%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.2%
Software	11.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.2%
Capital Markets	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.6%
Aerospace & Defense	3.5%
Financial Services	3.2%
Broadline Retail	3.0%
Specialty Retail	2.9%
Biotechnology	2.9%
Banks	2.3%
Communications Equipment	2.3%
Automobiles	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.8%
Consumer Staples Distribution & Retail	1.7%
IT Services	1.6%
Electrical Equipment	1.3%
Health Care Providers & Services	1.3%
Insurance	1.3%
Electric Utilities	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Media	1.1%
Machinery	1.0%
Hotels, Restaurants & Leisure	1.0%
Ground Transportation	1.0%
Life Sciences Tools & Services	1.0%
Industrial REITs	0.8%
Tobacco	0.8%
Entertainment	0.7%
Building Products	0.7%
Consumer Finance	0.6%
Diversified Consumer Services	0.6%
Automobile Components	0.6%
Real Estate Management & Development	0.5%
Construction & Engineering	0.5%
Others*	4.0%
100.0%
Other assets in excess of liabilities	0.0%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	R6
NASDAQ	PTMQX
CUSIP	74441J688
MF187ER6

PGIM Real Estate Income Fund
Class A:
PRKAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$133	1.35%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.
MF228EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-7.61%	7.59%	4.50%
Class A without sales charges	-2.24%	8.81%	5.09%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred
Securities Index (20%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	A
NASDAQ	PRKAX
CUSIP	74441J761
MF228EA

PGIM Real Estate Income Fund
Class C:
PRKCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$207	2.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.
MF228EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-3.77%	8.03%	4.33%
Class C without sales charges	-2.84%	8.03%	4.33%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred
Securities Index (20%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	C
NASDAQ	PRKCX
CUSIP	74441J753
MF228EC

PGIM Real Estate Income Fund
Class Z:
PRKZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$109	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.
MF228EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	-1.98%	9.11%	5.38%
S&P 500 Index*	21.45%	17.64%	14.64%
Custom Blended Index**	2.20%	4.66%	3.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Prefe
rred
Securities Index (20%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	Z
NASDAQ	PRKZX
CUSIP	74441J746
MF228EZ

PGIM Real Estate Income Fund
Class R6:
PRKQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$109	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the Custom Blended Index (the “Index”), as defined below, benefited from strong stock selection in Asia, where Australia was a notable contributor. Stock selection in several US sectors bolstered returns as well, most notably net lease, storage, gaming, and malls. In Europe, asset allocation and stock selection in Spain and the UK contributed to the Fund’s performance relative to the
Index due to a combination of asset allocation and favorable stock selection.
■
Detractors from the Fund’s performance relative to the Index included stock selection among US health care and office stocks. An overweight to the US data center sector and an underweight to the US industrials sector also had negative impacts. Other detractors included an underweight to Japan, security selection in both Japan and Singapore, and an underweight to Switzerland.
MF228ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	-1.86%	9.10%	5.56% (12/28/2016)
S&P 500 Index*	21.45%	17.64%	15.41%
Custom Blended Index**	2.20%	4.66%	3.18%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred
Securities Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 55,672,695
Number of fund holdings	40
Total advisory fees paid for the year	$ 323,697
Portfolio turnover rate for the year	115%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Retail REITs	30.5%
Specialized REITs	20.6%
Industrial REITs	13.2%
Office REITs	10.0%
Health Care REITs	9.1%
Hotel & Resort REITs	4.5%
Residential REITs	4.5%
Diversified REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	3.0%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.1%
Real Estate Management & Development	1.0%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	R6
NASDAQ	PRKQX
CUSIP	74441J670
MF228ER6

PGIM Select Real Estate Fund
Class A:
SREAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$131	1.30%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.
MF223EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance dat
a.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-3.34%	5.25%	5.62%
Class A without sales charges	2.29%	6.45%	6.22%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S HOLDINGS
AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	A
NASDAQ	SREAX
CUSIP	74441J811
MF223EA

PGIM Select Real Estate Fund
Class C:
SRECX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$207	2.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.
MF223EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.49%	5.67%	5.43%
Class C without sales charges	1.49%	5.67%	5.43%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

WERE THERE ANY
SIGNIFICANT
CHANGES TO THE FUND THIS
Y
EAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	C
NASDAQ	SRECX
CUSIP	74441J795
MF223EC

PGIM Select Real Estate Fund
Class Z:
SREZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$106	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.
MF223EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	2.62%	6.75%	6.49%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATI
ON
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	Z
NASDAQ	SREZX
CUSIP	74441J779
MF223EZ

PGIM Select Real Estate Fund
Class R6:
SREQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$102	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely among the US health care and shopping center sectors and in Canada. An underweight to US specialty housing stocks also boosted the Fund’s performance relative to the Index. In Europe, returns were bolstered by an overweight and stock selection in Spain, as well as security selection in France.
■
Detractors from the Fund’s performance relative to the Index in Asia included stock selection in Japan and Singapore. In North America, an overweight to the US residential and US data center sectors, and an underweight to the US industrials also dragged on performance. An underweight to Switzerland detracted as well.
MF223ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	2.60%	6.81%	6.53%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 209,083,388
Number of fund holdings	50
Total advisory fees paid for the year	$ 1,475,766
Portfolio turnover rate for the year	136%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (1.9% represents investments purchased with collateral from securities on loan)	66.2%
Japan	8.5%
Australia	7.5%
Hong Kong	3.1%
Singapore	2.9%
United Kingdom	2.8%
France	2.3%
Spain	2.0%
Country Allocation	% of Net Assets
Germany	1.6%
Sweden	1.6%
Canada	1.6%
Switzerland	1.5%
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

WERE THERE ANY SIGNIFICANT
C
HANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
Effective August 5, 2025, the Fund's classification under the Investment Company Act of 1940, as amended was changed from
“
diversified
”
to
“
non-diversified.
”
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/re
sou
rce/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	R6
NASDAQ	SREQX
CUSIP	74441J787
MF223ER6

PGIM Absolute Return Bond Fund
Class A:
PADAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$97	0.94%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.
MF213EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.90%	4.00%	3.41%
Class A without sales charges	5.33%	4.69%	3.75%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from o
utsi
de the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and e
nr
oll.
PGIM Absolute Return Bond Fund

SHARE CLASS	A
NASDAQ	PADAX
CUSIP	74441J852
MF213EA

PGIM Absolute Return Bond Fund
Class C:
PADCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$175	1.71%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.
MF213EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.51%	3.90%	2.96%
Class C without sales charges	4.51%	3.90%	2.96%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%
WHAT ARE SOME CHA
RA
CTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from
outs
ide the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	C
NASDAQ	PADCX
CUSIP	74441J845
MF213EC

PGIM Absolute Return Bond Fund
Class Z:
PADZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$74	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.
MF213EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in C lass Z
shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	5.55%	4.94%	4.00%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/ede
liv
ery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	Z
NASDAQ	PADZX
CUSIP	74441J829
MF213EZ

PGIM Absolute Return Bond Fund
Class R6:
PADQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$64	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the ICE BofA 3-Month Treasury Bill Index (the “Index”) during the reporting period: positioning in collateralized loan obligations (CLOs) AAA; security selection in US investment-grade corporates, non-agency mortgage-backed securities (MBS), US high yield corporates, AA CLOs, and non-agency commercial mortgage-backed securities (CMBS) AA and below; yield curve positioning; allocations to the emerging-markets high yield and MBS sectors; duration positioning; and credit positioning in the media & entertainment, retailers & restaurants, health care & pharmaceuticals, automotives, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, and emerging-markets investment-grade bonds; allocations to the US high yield corporate and European bank loan sectors; and positioning in the telecom, transportation & environmental services, cable & satellite, midstream energy, and consumer non-cyclicals sectors.
■
The Fund used futures, swaps, and options during the reporting period to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on the Fund’s performance.
MF213ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	5.65%	5.05%	4.07%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.34%	3.04%	2.12%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,470,276,643
Number of fund holdings	1,237
Total advisory fees paid for the year	$ 18,810,194
Portfolio turnover rate for the year	102%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	30.2
AA	22.3
A	5.8
BBB	12.6
BB	10.1
B	4.8
CCC	0.9
Not Rated	11.3
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	R6
NASDAQ	PADQX
CUSIP	74441J837
MF213ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $178,487 and $171,622, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Quant Solutions Large-Cap Core Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Large-Cap Core Fund	2
PGIM Real Estate Income Fund	20
PGIM Select Real Estate Fund	32
Notes to Financial Statements	43

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

GS—Goldman Sachs & Co. LLC

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Aerospace & Defense 3.5%

ATI, Inc.*	22,000	$2,177,340
Curtiss-Wright Corp.	3,200	1,906,336
General Dynamics Corp.	29,800	10,278,020
General Electric Co.	47,700	14,736,915
L3Harris Technologies, Inc.	1,700	491,470
Northrop Grumman Corp.	6,000	3,500,700
RTX Corp.	11,000	1,963,500

		35,054,281

Air Freight & Logistics 0.2%

United Parcel Service, Inc. (Class B Stock)	21,200	2,044,104

Automobile Components 0.6%

Aptiv PLC*	10,000	811,000
Dana, Inc.	63,100	1,280,930
Visteon Corp.	35,000	3,750,600

		5,842,530

Automobiles 2.0%

Ford Motor Co.	321,200	4,217,356
General Motors Co.	60,400	4,173,036
Tesla, Inc.*	26,000	11,870,560

		20,260,952

Banks 2.3%

Bank of America Corp.	42,000	2,244,900
Citigroup, Inc.	10,500	1,062,915
JPMorgan Chase & Co.	35,581	11,069,961
PNC Financial Services Group, Inc. (The)	11,400	2,081,070
Provident Financial Services, Inc.	16,000	292,640
Regions Financial Corp.	31,500	762,300
Wells Fargo & Co.	65,000	5,653,050

		23,166,836

Beverages 0.3%
Celsius Holdings, Inc.*	36,900	2,222,487
Monster Beverage Corp.*	7,400	494,542

		2,717,029

Biotechnology 2.9%

AbbVie, Inc.	31,551	6,879,380

ACADIA Pharmaceuticals, Inc.*	51,000	1,157,700

Amgen, Inc.	22,400	6,684,832

Biogen, Inc.*	19,100	2,946,557
Gilead Sciences, Inc.	93,100	11,152,449

		28,820,918

Broadline Retail 3.0%

Amazon.com, Inc.*	122,540	29,926,719

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products 0.7%

Armstrong World Industries, Inc.	35,100	$6,684,093
Carrier Global Corp.	5,000	297,450

		6,981,543

Capital Markets 3.8%

Bank of New York Mellon Corp. (The)	92,800	10,015,904
Charles Schwab Corp. (The)	14,800	1,398,896
DigitalBridge Group, Inc.	40,500	479,115
Morgan Stanley	59,400	9,741,600
Nasdaq, Inc.	58,400	4,992,616
Northern Trust Corp.	37,400	4,812,258
Raymond James Financial, Inc.	21,100	3,347,937
S&P Global, Inc.	6,500	3,166,865

		37,955,191

Chemicals 0.1%
Ingevity Corp.*	12,300	660,756
Solstice Advanced Materials, Inc.*	1,025	46,197

		706,953

Commercial Services & Supplies 0.1%

HNI Corp.	12,400	507,408

Communications Equipment 2.3%

Arista Networks, Inc.*	43,100	6,796,439

Cisco Systems, Inc.	198,482	14,511,019
Viavi Solutions, Inc.*	67,600	1,196,520

		22,503,978

Construction & Engineering 0.5%

Arcosa, Inc.	16,900	1,723,800
Tutor Perini Corp.*	41,400	2,788,704

		4,512,504

Consumer Finance 0.6%

American Express Co.	16,400	5,915,972
Green Dot Corp. (Class A Stock)*	30,400	352,944

		6,268,916

Consumer Staples Distribution & Retail 1.7%

Costco Wholesale Corp.	8,600	7,838,470

Kroger Co. (The)	66,200	4,212,306
Target Corp.	55,300	5,127,416

		17,178,192

Diversified Consumer Services 0.6%

ADT, Inc.	241,600	2,135,744

Frontdoor, Inc.*	14,800	983,164

Laureate Education, Inc.*	60,300	1,750,509
Perdoceo Education Corp.	36,200	1,149,712

		6,019,129

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 3

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.4%

AT&T, Inc.	12,600	$311,850
Verizon Communications, Inc.	90,100	3,580,574

		3,892,424

Electric Utilities 1.2%

American Electric Power Co., Inc.	12,400	1,491,224
Constellation Energy Corp.	5,000	1,885,000
Edison International	9,000	498,420
FirstEnergy Corp.	14,000	641,620
NextEra Energy, Inc.	46,000	3,744,400
NRG Energy, Inc.	23,000	3,952,780

		12,213,444

Electrical Equipment 1.4%

Eaton Corp. PLC	6,900	2,632,764
GE Vernova, Inc.	9,600	5,617,344
Rockwell Automation, Inc.	10,800	3,978,288
Sensata Technologies Holding PLC	24,600	783,018
Vertiv Holdings Co. (Class A Stock)	2,100	405,006

		13,416,420

Electronic Equipment, Instruments & Components 0.2%

Vontier Corp.	43,500	1,674,750

Entertainment 0.7%

Netflix, Inc.*	2,400	2,685,264
Walt Disney Co. (The)	38,300	4,313,346

		6,998,610

Financial Services 3.2%

Berkshire Hathaway, Inc. (Class B Stock)*	12,174	5,813,572
Fidelity National Information Services, Inc.	43,200	2,700,864
Global Payments, Inc.	14,800	1,150,848
Mastercard, Inc. (Class A Stock)	28,600	15,786,914
PayPal Holdings, Inc.*	19,400	1,343,838
Visa, Inc. (Class A Stock)	13,625	4,642,582

		31,438,618

Food Products 0.4%

Conagra Brands, Inc.	72,600	1,247,994
General Mills, Inc.	14,100	657,201
Hain Celestial Group, Inc. (The)*	242,100	280,836
Ingredion, Inc.	3,000	346,230
Kraft Heinz Co. (The)(a)	52,500	1,298,325

		3,830,586

Gas Utilities 0.0%

Northwest Natural Holding Co.	8,400	382,452

Ground Transportation 1.0%

CSX Corp.	134,500	4,844,690
Uber Technologies, Inc.*	12,700	1,225,550
Union Pacific Corp.	15,600	3,437,772

		9,508,012

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.2%

Alphatec Holdings, Inc.*	102,100	$1,938,879
IDEXX Laboratories, Inc.*	6,400	4,028,864
Intuitive Surgical, Inc.*	900	480,852
Medtronic PLC	15,200	1,378,640
STERIS PLC	17,800	4,195,460

		12,022,695

Health Care Providers & Services 1.3%

Cardinal Health, Inc.	3,100	591,387
Cigna Group (The)	25,100	6,134,691
CVS Health Corp.	16,200	1,266,030
McKesson Corp.	1,900	1,541,546
UnitedHealth Group, Inc.	10,400	3,552,224

		13,085,878

Health Care REITs 0.4%

American Healthcare REIT, Inc.	96,800	4,386,976

Hotels, Restaurants & Leisure 1.0%

Bloomin’ Brands, Inc.	72,800	497,224
Booking Holdings, Inc.	1,870	9,495,374

		9,992,598

Household Products 0.0%

Colgate-Palmolive Co.	5,600	431,480

Independent Power & Renewable Electricity Producers 0.1%

Hallador Energy Co.*	63,000	1,362,690

Industrial REITs 0.8%

Prologis, Inc.	61,100	7,581,899

Insurance 1.3%

Allstate Corp. (The)	25,600	4,902,912
American International Group, Inc.	42,200	3,332,112
Chubb Ltd.	1,400	387,716
Heritage Insurance Holdings, Inc.*	58,900	1,391,807
MetLife, Inc.	35,800	2,857,556

		12,872,103

Interactive Media & Services 7.6%

Alphabet, Inc. (Class A Stock)	92,980	26,145,046
Alphabet, Inc. (Class C Stock)	78,960	22,252,507
Bumble, Inc. (Class A Stock)*	71,400	396,270
Meta Platforms, Inc. (Class A Stock)	41,180	26,699,053

		75,492,876

IT Services 1.7%

Accenture PLC (Class A Stock)	26,500	6,627,650
Cognizant Technology Solutions Corp. (Class A Stock)	133,600	9,736,768

		16,364,418

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 5

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	16,100	$9,134,979
West Pharmaceutical Services, Inc.	1,100	310,277

		9,445,256

Machinery 1.0%

Caterpillar, Inc.	3,600	2,078,136
Columbus McKinnon Corp.	25,500	413,865
Crane Co.	2,500	475,000
Parker-Hannifin Corp.	2,400	1,854,792
REV Group, Inc.	71,100	3,645,297
Worthington Enterprises, Inc.	33,500	1,879,015

		10,346,105

Media 1.1%

Comcast Corp. (Class A Stock)	386,000	10,744,310

Metals & Mining 0.4%
Commercial Metals Co.	6,600	391,776
Newmont Corp.	35,800	2,898,726
Nucor Corp.	6,900	1,035,345

		4,325,847

Multi-Utilities 0.2%

CMS Energy Corp.	23,000	1,691,650
NiSource, Inc.	6,800	286,348

		1,977,998

Oil, Gas & Consumable Fuels 3.6%

Chevron Corp.	78,500	12,381,020
ConocoPhillips	71,900	6,389,034
EOG Resources, Inc.	2,800	296,352
Exxon Mobil Corp.	149,900	17,142,564

		36,208,970

Pharmaceuticals 3.8%

Bristol-Myers Squibb Co.	113,700	5,238,159
Eli Lilly & Co.	7,600	6,557,736
Johnson & Johnson	44,058	8,321,234
Merck & Co., Inc.	134,000	11,521,320
Perrigo Co. PLC	69,000	1,431,060
Pfizer, Inc.	191,400	4,718,010

		37,787,519

Real Estate Management & Development 0.5%

CBRE Group, Inc. (Class A Stock)*	23,600	3,597,348
Newmark Group, Inc. (Class A Stock)	88,400	1,576,172

		5,173,520

Semiconductors & Semiconductor Equipment 14.1%

Advanced Micro Devices, Inc.*	1,600	409,792
Analog Devices, Inc.	7,300	1,709,149
Astera Labs, Inc.*	13,700	2,557,516
Broadcom, Inc.	94,600	34,966,998
Intel Corp.*	113,600	4,542,864

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
KLA Corp.	700	$846,118
Lam Research Corp.	49,200	7,747,032
Micron Technology, Inc.	25,200	5,639,004
NVIDIA Corp.	403,400	81,684,466
Teradyne, Inc.	2,700	490,752

		140,593,691

Software 11.4%

Adobe, Inc.*	6,900	2,348,139
AppLovin Corp. (Class A Stock)*	2,400	1,529,592
Autodesk, Inc.*	4,600	1,386,164
Cadence Design Systems, Inc.*	18,100	6,130,289
Elastic NV*	11,400	1,017,108
Intuit, Inc.	4,500	3,003,975
Microsoft Corp.	142,784	73,934,983
Oracle Corp.	13,700	3,597,757
Palantir Technologies, Inc. (Class A Stock)*	24,100	4,831,327
Salesforce, Inc.	43,000	11,197,630
ServiceNow, Inc.*	3,300	3,033,624
Zoom Communications, Inc.*	14,600	1,273,558

		113,284,146

Specialized REITs 0.2%

Public Storage	6,900	1,922,064

Specialty Retail 2.9%

Arhaus, Inc.*	46,800	468,936
Five Below, Inc.*	5,400	849,258
Home Depot, Inc. (The)	22,700	8,616,693
Lowe’s Cos., Inc.	44,500	10,596,785
ThredUp, Inc. (Class A Stock)*	249,600	2,193,984
TJX Cos., Inc. (The)	44,600	6,250,244

		28,975,900

Technology Hardware, Storage & Peripherals 7.2%

Apple, Inc.	251,780	68,073,759
Western Digital Corp.	21,100	3,169,431

		71,243,190

Tobacco 0.8%

Altria Group, Inc.	103,000	5,807,140
Universal Corp.	34,500	1,748,460

		7,555,600

Trading Companies & Distributors 0.4%

NPK International, Inc.*	193,700	2,382,510
W.W. Grainger, Inc.	600	587,400
WESCO International, Inc.	4,000	1,038,120

		4,008,030

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 7

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Description			Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.4%

T-Mobile US, Inc.			17,900	$3,759,895

TOTAL LONG-TERM INVESTMENTS (cost $587,679,594)				974,768,153

SHORT-TERM INVESTMENTS 1.9%

AFFILIATED MUTUAL FUNDS 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)			16,876,087	16,876,087
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $574,298; includes $550,384 of cash collateral for securities on loan)(b)(wb)			574,643	574,298

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,450,385)				17,450,385

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $1,692,592)	3.957%	12/11/25	1,700	1,693,041

TOTAL SHORT-TERM INVESTMENTS (cost $19,142,977)				19,143,426

TOTAL INVESTMENTS 100.0% (cost $606,822,571)				993,911,579
Other assets in excess of liabilities(z) 0.0%				116,365

NET ASSETS 100.0%				$994,027,944

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $539,114; cash collateral of $550,384 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
55	S&P 500 E-Mini Index	Dec. 2025	$18,903,500	$445,166

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,693,041

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$35,054,281	$—	$—
Air Freight & Logistics	2,044,104	—	—
Automobile Components	5,842,530	—	—
Automobiles	20,260,952	—	—
Banks	23,166,836	—	—
Beverages	2,717,029	—	—
Biotechnology	28,820,918	—	—
Broadline Retail	29,926,719	—	—
Building Products	6,981,543	—	—
Capital Markets	37,955,191	—	—
Chemicals	706,953	—	—
Commercial Services & Supplies	507,408	—	—
Communications Equipment	22,503,978	—	—
Construction & Engineering	4,512,504	—	—
Consumer Finance	6,268,916	—	—
Consumer Staples Distribution & Retail	17,178,192	—	—
Diversified Consumer Services	6,019,129	—	—
Diversified Telecommunication Services	3,892,424	—	—
Electric Utilities	12,213,444	—	—
Electrical Equipment	13,416,420	—	—
Electronic Equipment, Instruments & Components	1,674,750	—	—
Entertainment	6,998,610	—	—
Financial Services	31,438,618	—	—
Food Products	3,830,586	—	—
Gas Utilities	382,452	—	—
Ground Transportation	9,508,012	—	—
Health Care Equipment & Supplies	12,022,695	—	—
Health Care Providers & Services	13,085,878	—	—
Health Care REITs	4,386,976	—	—
Hotels, Restaurants & Leisure	9,992,598	—	—
Household Products	431,480	—	—
Independent Power & Renewable Electricity Producers	1,362,690	—	—
Industrial REITs	7,581,899	—	—
Insurance	12,872,103	—	—
Interactive Media & Services	75,492,876	—	—
IT Services	16,364,418	—	—
Life Sciences Tools & Services	9,445,256	—	—
Machinery	10,346,105	—	—
Media	10,744,310	—	—
Metals & Mining	4,325,847	—	—
Multi-Utilities	1,977,998	—	—
Oil, Gas & Consumable Fuels	36,208,970	—	—
Pharmaceuticals	37,787,519	—	—
Real Estate Management & Development	5,173,520	—	—
Semiconductors & Semiconductor Equipment	140,593,691	—	—
Software	113,284,146	—	—
Specialized REITs	1,922,064	—	—
Specialty Retail	28,975,900	—	—
Technology Hardware, Storage & Peripherals	71,243,190	—	—
Tobacco	7,555,600	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 9

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Trading Companies & Distributors	$4,008,030	$—	$—
Wireless Telecommunication Services	3,759,895	—	—
Short-Term Investments
Affiliated Mutual Funds	17,450,385	—	—
U.S. Treasury Obligation	—	1,693,041	—

Total	$992,218,538	$1,693,041	$—

Other Financial Instruments*
Assets
Futures Contracts	$445,166	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	14.1%
Software	11.4
Interactive Media & Services	7.6
Technology Hardware, Storage & Peripherals	7.2
Capital Markets	3.8
Pharmaceuticals	3.8
Oil, Gas & Consumable Fuels	3.6
Aerospace & Defense	3.5
Financial Services	3.2
Broadline Retail	3.0
Specialty Retail	2.9
Biotechnology	2.9
Banks	2.3
Communications Equipment	2.3
Automobiles	2.0
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	1.7
Consumer Staples Distribution & Retail	1.7
IT Services	1.7
Electrical Equipment	1.4
Health Care Providers & Services	1.3
Insurance	1.3
Electric Utilities	1.2
Health Care Equipment & Supplies	1.2
Media	1.1
Machinery	1.0
Hotels, Restaurants & Leisure	1.0
Ground Transportation	1.0
Life Sciences Tools & Services	1.0
Industrial REITs	0.8
Tobacco	0.8
Entertainment	0.7

Building Products	0.7%
Consumer Finance	0.6
Diversified Consumer Services	0.6
Automobile Components	0.6
Real Estate Management & Development	0.5
Construction & Engineering	0.5
Health Care REITs	0.4
Metals & Mining	0.4
Trading Companies & Distributors	0.4
Diversified Telecommunication Services	0.4
Food Products	0.4
Wireless Telecommunication Services	0.4
Beverages	0.3
Air Freight & Logistics	0.2
Multi-Utilities	0.2
Specialized REITs	0.2
U.S. Treasury Obligations	0.2
Electronic Equipment, Instruments & Components	0.2
Independent Power & Renewable Electricity Producers	0.1
Chemicals	0.1
Commercial Services & Supplies	0.1
Household Products	0.0	*
Gas Utilities	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2025

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$445,166*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,696,774

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$349,140

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$13,994,628

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$539,114	$(539,114)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 11

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value, including securities on loan of $539,114:
Unaffiliated investments (cost $589,372,186)	$976,461,194
Affiliated investments (cost $17,450,385)	17,450,385
Receivable for investments sold	40,866,107
Dividends and interest receivable	609,091
Receivable for Fund shares sold	215,374
Due from broker—variation margin futures	50,875
Prepaid expenses	7,679

Total Assets	1,035,660,705

Liabilities
Payable for investments purchased	39,088,804
Payable for Fund shares purchased	1,283,513
Payable to broker for collateral for securities on loan	550,384
Management fee payable	298,275
Accrued expenses and other liabilities	251,096
Distribution fee payable	128,429
Affiliated transfer agent fee payable	30,666
Trustees’ fees payable	1,594

Total Liabilities	41,632,761

Net Assets	$994,027,944

Net assets were comprised of:
Shares of beneficial interest, at par	$40,344
Paid-in capital in excess of par	509,095,798
Total distributable earnings (loss)	484,891,802

Net assets, October 31, 2025	$994,027,944

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($ 565,810,545 ÷ 23,348,027 shares of beneficial interest issued and outstanding)	$24.23
Maximum sales charge (5.50% of offering price)	1.41

Maximum offering price to public	$25.64

Class C
Net asset value, offering price and redemption price per share, ($ 11,797,480 ÷ 585,845 shares of beneficial interest issued and outstanding)	$20.14

Class Z
Net asset value, offering price and redemption price per share, ($ 294,872,580 ÷ 11,636,767 shares of beneficial interest issued and outstanding)	$25.34

Class R6
Net asset value, offering price and redemption price per share, ($ 121,547,339 ÷ 4,773,612 shares of beneficial interest issued and outstanding)	$25.46

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 13

PGIM Quant Solutions Large-Cap Core Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$11,812,704
Affiliated dividend income	528,407
Interest income	57,028
Affiliated income from securities lending, net	2,229

Total income	12,400,368

Expenses
Management fee	3,219,899
Distribution fee(a)	1,701,314
Transfer agent’s fees and expenses (including affiliated expense of $228,650)(a)	931,141
Custodian and accounting fees	84,045
Shareholders’ reports	62,470
Professional fees	39,938
Registration fees(a)	39,519
Audit fee	27,722
Trustees’ fees	20,571
Miscellaneous	34,466

Total expenses	6,161,085
Less: Fee waiver and/or expense reimbursement(a)	(320,618)
Distribution fee waiver(a)	(263,590)

Net expenses	5,576,877

Net investment income (loss)	6,823,491

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(260))	93,814,610
Futures transactions	1,696,774

95,511,384

Net change in unrealized appreciation (depreciation) on:
Investments	67,247,180
Futures	349,140

67,596,320

Net gain (loss) on investment transactions	163,107,704

Net Increase (Decrease) In Net Assets Resulting From Operations	$169,931,195

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,581,538	119,776	—	—
Transfer agent’s fees and expenses	541,775	22,668	364,326	2,372
Registration fees	7,636	8,639	14,506	8,738
Fee waiver and/or expense reimbursement	(161,883)	(24,032)	(89,275)	(45,428)
Distribution fee waiver	(263,590)	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,823,491	$7,227,168
Net realized gain (loss) on investment transactions	95,511,384	83,488,944
Net change in unrealized appreciation (depreciation) on investments	67,596,320	165,673,031

Net increase (decrease) in net assets resulting from operations	169,931,195	256,389,143

Dividends and Distributions
Distributions from distributable earnings
Class A	(54,198,121)	(15,634,208)
Class C	(1,516,824)	(513,234)
Class Z	(25,597,109)	(838,560)
Class R6	(11,061,504)	(7,877,677)

	(92,373,558)	(24,863,679)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	293,982,981	154,726,965
Net asset value of shares issued in reinvestment of dividends and distributions	91,614,393	24,632,216
Cost of shares purchased	(365,737,209)	(216,469,945)

Net increase (decrease) in net assets from Fund share transactions	19,860,165	(37,110,764)

Total increase (decrease)	97,417,802	194,414,700

Net Assets:
Beginning of year	896,610,142	702,195,442

End of year	$994,027,944	$896,610,142

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 15

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$22.48	$16.80	$15.75	$21.09	$15.17
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.15	0.16	0.18	0.16
Net realized and unrealized gain (loss) on investment transactions	3.95	6.17	1.26	(2.46)	6.14
Total from investment operations	4.09	6.32	1.42	(2.28)	6.30
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.18)	(0.19)	(0.17)	(0.19)
Distributions from net realized gains	(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.34)	(0.64)	(0.37)	(3.06)	(0.38)
Net asset value, end of year	$24.23	$22.48	$16.80	$15.75	$21.09
Total Return(b):	19.48%	38.49%	9.16%	(12.84)%	42.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$565,811	$524,581	$412,198	$411,798	$522,601
Average net assets (000)	$527,179	$498,458	$423,340	$468,874	$475,322
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.72%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.78%	0.79%	0.83%	0.83%	0.81%
Net investment income (loss)	0.65%	0.75%	0.97%	1.03%	0.84%
Portfolio turnover rate(d)	123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2025		2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.06		$14.35	$13.51	$18.52	$13.38
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(b)	0.01	0.04	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions	3.32		5.25	1.08	(2.11)	5.42
Total from investment operations	3.30		5.26	1.12	(2.06)	5.44
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.09)	(0.10)	(0.06)	(0.11)
Distributions from net realized gains	(2.18)		(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.22)		(0.55)	(0.28)	(2.95)	(0.30)
Net asset value, end of year	$20.14		$19.06	$14.35	$13.51	$18.52
Total Return(c):	18.66%		37.45%	8.37%	(13.46)%	41.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,797		$13,239	$13,876	$15,992	$22,453
Average net assets (000)	$11,978		$14,335	$15,468	$19,087	$22,342
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44%		1.44%	1.44%	1.44%	1.44%
Expenses before waivers and/or expense reimbursement	1.64%		1.68%	1.65%	1.65%	1.59%
Net investment income (loss)	(0.08)%		0.03%	0.27%	0.30%	0.14%
Portfolio turnover rate(e)	123%		113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 17

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$23.41	$17.47	$16.38	$21.79	$15.67
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.21	0.21	0.24	0.21
Net realized and unrealized gain (loss) on investment transactions	4.15	6.41	1.31	(2.55)	6.32
Total from investment operations	4.34	6.62	1.52	(2.31)	6.53
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.22)	(0.25)	(0.21)	(0.22)
Distributions from net realized gains	(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.41)	(0.68)	(0.43)	(3.10)	(0.41)
Net asset value, end of year	$25.34	$23.41	$17.47	$16.38	$21.79
Total Return(b):	19.80%	38.82%	9.43%	(12.54)%	42.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$294,873	$34,831	$21,379	$20,647	$25,663
Average net assets (000)	$255,237	$28,654	$21,455	$23,609	$60,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49%	0.45%	0.46%	0.42%	0.49%
Expenses before waivers and/or expense reimbursement	0.52%	0.56%	0.54%	0.54%	0.55%
Net investment income (loss)	0.84%	1.00%	1.22%	1.34%	1.10%
Portfolio turnover rate(d)	123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$23.50	$17.53	$16.42	$21.86	$15.70
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.24	0.23	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	4.14	6.43	1.31	(2.56)	6.36
Total from investment operations	4.38	6.67	1.54	(2.31)	6.59
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)	(0.24)	(0.24)
Distributions from net realized gains	(2.18)	(0.46)	(0.18)	(2.89)	(0.19)
Total dividends and distributions	(2.42)	(0.70)	(0.43)	(3.13)	(0.43)
Net asset value, end of year	$25.46	$23.50	$17.53	$16.42	$21.86
Total Return(b):	19.92%	39.00%	9.56%	(12.52)%	42.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$121,547	$323,959	$254,742	$228,073	$295,432
Average net assets (000)	$125,578	$289,187	$248,145	$258,329	$204,016
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss)	1.03%	1.10%	1.33%	1.38%	1.17%
Portfolio turnover rate(d)	123%	113%	96%	98%	101%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 19

PGIM Real Estate Income Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 80.2%

Diversified REITs 5.4%
CapitaLand Integrated Commercial Trust (Singapore)	621,462	$1,129,812
LondonMetric Property PLC (United Kingdom)	746,309	1,867,121

		2,996,933

Health Care Facilities 2.1%
Sienna Senior Living, Inc. (Canada)	84,715	1,156,069

Health Care REITs 9.1%
Global Medical REIT, Inc.	54,146	1,662,282
Healthcare Realty Trust, Inc.	94,037	1,666,336
National Health Investors, Inc.	23,191	1,727,961

		5,056,579

Hotel & Resort REITs 2.4%
Invincible Investment Corp. (Japan)	1,624	725,593
Ryman Hospitality Properties, Inc.	7,389	642,178

		1,367,771

Industrial REITs 8.2%
CapitaLand Ascendas REIT (Singapore)	413,111	894,399
LXP Industrial Trust	296,343	2,812,295
STAG Industrial, Inc.	22,933	877,646

		4,584,340

Office REITs 5.8%
Postal Realty Trust, Inc. (Class A Stock)	152,349	2,256,289
SL Green Realty Corp.	19,203	986,074

		3,242,363

Real Estate Operating Companies 1.0%
PSP Swiss Property AG (Switzerland)	3,268	565,245

Residential REITs 4.5%
Equity Residential	26,844	1,595,608
UDR, Inc.	26,409	889,719

		2,485,327

Retail REITs 24.0%
Kimco Realty Corp.	99,551	2,056,724
Link REIT (Hong Kong)	256,838	1,337,514
NETSTREIT Corp.(a)	120,610	2,245,758
Realty Income Corp.	9,940	576,321
Regency Centers Corp.	22,296	1,537,309
Scentre Group (Australia)	831,219	2,214,231
Simon Property Group, Inc.	16,575	2,913,222
Supermarket Income REIT PLC (United Kingdom)	459,737	478,396

		13,359,475

Specialized REITs 17.7%
CubeSmart	37,991	1,431,121
Digital Realty Trust, Inc.	12,588	2,145,121
EPR Properties	15,129	741,624

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	36,368	$1,624,195
Iron Mountain, Inc.	19,500	2,007,525
National Storage Affiliates Trust	65,195	1,896,522

		9,846,108

TOTAL COMMON STOCKS (cost $43,614,095)		44,660,210

PREFERRED STOCKS 19.4%

Diversified REITs 2.0%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	56,426	1,132,470

Hotel & Resort REITs 2.1%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	65,841	1,155,509

Industrial REITs 1.6%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 11/20/25(oo)	40,584	895,506

Office REITs 4.1%
Vornado Realty Trust, Series M, 5.250%, Maturing 11/30/25(oo)	128,842	2,299,830

Retail REITs 6.6%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	127,049	2,239,874
Kimco Realty Corp., Series L, 5.125%, Maturing 11/30/25(oo)	67,630	1,414,143

		3,654,017

Specialized REITs 3.0%
EPR Properties, Series G, 5.750%, Maturing 11/30/25(oo)	61,697	1,224,686
Public Storage, Series H, 5.600%, Maturing 11/30/25(a)(oo)	17,451	420,918

		1,645,604

TOTAL PREFERRED STOCKS (cost $10,637,650)		10,782,936

TOTAL LONG-TERM INVESTMENTS (cost $54,251,745)		55,443,146

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	1,917	1,917
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $1,669,384; includes $1,663,375 of cash collateral for securities on loan)(b)(wb)	1,670,388	1,669,386

TOTAL SHORT-TERM INVESTMENTS
(cost $1,671,301)		1,671,303

TOTAL INVESTMENTS 102.6%
(cost $55,923,046)		57,114,449
Liabilities in excess of other assets (2.6)%		(1,441,754)

NET ASSETS 100.0%		$55,672,695

See Notes to Financial Statements.

PGIM Real Estate Income Fund 21

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2025

See the Glossary for a list of the abbreviation(s) used in the annual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,608,894; cash collateral of $1,663,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$—	$2,996,933	$—
Health Care Facilities	1,156,069	—	—
Health Care REITs	5,056,579	—	—
Hotel & Resort REITs	642,178	725,593	—
Industrial REITs	3,689,941	894,399	—
Office REITs	3,242,363	—	—
Real Estate Operating Companies	—	565,245	—
Residential REITs	2,485,327	—	—
Retail REITs	9,329,334	4,030,141	—
Specialized REITs	9,846,108	—	—
Preferred Stocks
Diversified REITs	1,132,470	—	—
Hotel & Resort REITs	1,155,509	—	—
Industrial REITs	895,506	—	—
Office REITs	2,299,830	—	—
Retail REITs	3,654,017	—	—
Specialized REITs	1,645,604	—	—
Short-Term Investments
Affiliated Mutual Funds	1,671,303	—	—

Total	$47,902,138	$9,212,311	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Retail REITs	30.6%
Specialized REITs	20.7
Office REITs	9.9
Industrial REITs	9.8
Health Care REITs	9.1
Diversified REITs	7.4
Hotel & Resort REITs	4.5
Residential REITs	4.5
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	3.0

Health Care Facilities	2.1%
Real Estate Operating Companies	1.0

102.6
Liabilities in excess of other assets	(2.6)

100.0%

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,608,894	$(1,608,894)	$—
(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 23

PGIM Real Estate Income Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value, including securities on loan of $1,608,894:
Unaffiliated investments (cost $54,251,745)	$55,443,146
Affiliated investments (cost $1,671,301)	1,671,303
Foreign currency, at value (cost $23)	22
Receivable for investments sold	1,792,944
Dividends receivable	45,871
Tax reclaim receivable	42,277
Receivable for Fund shares sold	39,046
Prepaid expenses	1,589

Total Assets	59,036,198

Liabilities
Payable to broker for collateral for securities on loan	1,663,375
Payable for investments purchased	1,407,986
Loan payable	158,000
Accrued expenses and other liabilities	75,203
Management fee payable	31,831
Payable for Fund shares purchased	25,499
Trustees’ fees payable	893
Affiliated transfer agent fee payable	364
Distribution fee payable	352

Total Liabilities	3,363,503

Net Assets	$55,672,695

Net assets were comprised of:
Shares of beneficial interest, at par	$7,467
Paid-in capital in excess of par	53,298,216
Total distributable earnings (loss)	2,367,012

Net assets, October 31, 2025	$55,672,695

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($1,077,990 ÷ 145,019 shares of beneficial interest issued and outstanding)	$7.43
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.86

Class C
Net asset value, offering price and redemption price per share, ($211,233 ÷ 28,407 shares of beneficial interest issued and outstanding)	$7.44

Class Z
Net asset value, offering price and redemption price per share, ($20,754,216 ÷ 2,776,762 shares of beneficial interest issued and outstanding)	$7.47

Class R6
Net asset value, offering price and redemption price per share, ($33,629,256 ÷ 4,516,696 shares of beneficial interest issued and outstanding)	$7.45

See Notes to Financial Statements.

PGIM Real Estate Income Fund 25

PGIM Real Estate Income Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $52,647 foreign withholding tax)	$2,067,628
Affiliated dividend income	14,617
Income from securities lending, net (including affiliated income of $1,932)	2,505

Total income	2,084,750

Expenses
Management fee	407,506
Distribution fee(a)	3,873
Custodian and accounting fees	42,213
Professional fees	38,388
Audit fee	37,445
Registration fees(a)	31,057
Transfer agent’s fees and expenses (including affiliated expense of $2,553)(a)	29,766
Shareholders’ reports	20,704
Trustees’ fees	10,307
SEC registration fees	867
Miscellaneous	26,248

Total expenses	648,374
Less: Fee waiver and/or expense reimbursement(a)	(83,809)
Distribution fee waiver(a)	(382)

Net expenses	564,183

Net investment income (loss)	1,520,567

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $19)	1,922,818
Foreign currency transactions	2,288

1,925,106

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2)	(4,827,629)
Foreign currencies	(682)

(4,828,311)

Net gain (loss) on investment and foreign currency transactions	(2,903,205)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,382,638)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,294	1,579	—	—
Registration fees	7,037	7,087	10,446	6,487
Transfer agent’s fees and expenses	2,029	554	26,401	782
Fee waiver and/or expense reimbursement	(9,416)	(7,718)	(44,328)	(22,347)
Distribution fee waiver	(382)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,520,567	$1,654,076
Net realized gain (loss) on investment and foreign currency transactions	1,925,106	3,006,062
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,828,311)	9,904,772

Net increase (decrease) in net assets resulting from operations	(1,382,638)	14,564,910

Dividends and Distributions
Distributions from distributable earnings
Class A	(42,590)	(23,772)
Class C	(6,934)	(4,672)
Class Z	(1,000,422)	(54,570)
Class R6	(1,995,923)	(1,672,200)

	(3,045,869)	(1,755,214)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	31,735,839	16,572,671
Net asset value of shares issued in reinvestment of dividends and distributions	3,043,735	1,753,806
Cost of shares purchased	(26,994,141)	(8,342,612)

Net increase (decrease) in net assets from Fund share transactions	7,785,433	9,983,865

Total increase (decrease)	3,356,926	22,793,561

Net Assets:
Beginning of year	52,315,769	29,522,208

End of year	$55,672,695	$52,315,769

See Notes to Financial Statements.

PGIM Real Estate Income Fund 27

PGIM Real Estate Income Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.04	$5.85	$6.18		$10.26	$7.67
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.26	0.22		0.32	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)	2.21	(0.29)		(1.99)	2.70
Total from investment operations	(0.18)	2.47	(0.07)		(1.67)	2.95
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.27)	(0.22)		(0.29)	(0.36)
Tax return of capital distributions	-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.43)	(0.28)	(0.26)		(2.41)	(0.36)
Net asset value, end of year	$7.43	$8.04	$5.85		$6.18	$10.26
Total Return(b):	(2.24)%	42.57%	(1.24)%		(20.18)%	38.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,078	$745	$524		$738	$1,582
Average net assets (000)	$765	$607	$705		$1,190	$1,428
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	1.35%	1.36	%(d)	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	2.63%	2.96%	2.79%		2.39%	2.16%
Net investment income (loss)	2.69%	3.74%	3.40%		4.16%	2.56%
Portfolio turnover rate(e)	115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.04	$5.85		$6.18		$10.26	$7.67
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.21		0.17		0.20	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)	2.20		(0.29)		(1.93)	2.70
Total from investment operations	(0.23)	2.41		(0.12)		(1.73)	2.88
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.21)		(0.17)		(0.23)	(0.29)
Tax return of capital distributions	-	-		(0.04)		(0.10)	-
Distributions from net realized gains	(0.18)	(0.01)		-		(2.02)	-
Total dividends and distributions	(0.37)	(0.22)		(0.21)		(2.35)	(0.29)
Net asset value, end of year	$7.44	$8.04		$5.85		$6.18	$10.26
Total Return(b):	(2.84)%	41.57%		(2.01)%		(20.81)%	37.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$211	$131		$167		$178	$277
Average net assets (000)	$158	$154		$221		$240	$302
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.10%	2.11	%(d)	2.11	%(d)	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	6.99%	7.63%		5.30%		5.03%	4.27%
Net investment income (loss)	2.11%	3.07%		2.63%		2.65%	1.92%
Portfolio turnover rate(e)	115%	112%		92%		90%	201%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 29

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.08	$5.87	$6.20		$10.29	$7.69
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.28	0.26		0.28	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)	2.22	(0.31)		(1.94)	2.71
Total from investment operations	(0.16)	2.50	(0.05)		(1.66)	2.99
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.24)		(0.31)	(0.39)
Tax return of capital distributions	-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.45)	(0.29)	(0.28)		(2.43)	(0.39)
Net asset value, end of year	$7.47	$8.08	$5.87		$6.20	$10.29
Total Return(b):	(1.98)%	43.11%	(0.99)%		(20.03)%	39.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,754	$3,712	$451		$7,024	$10,941
Average net assets (000)	$15,884	$958	$1,033		$7,858	$11,287
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.11	%(d)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.38%	2.83%	2.22%		1.34%	1.38%
Net investment income (loss)	3.05%	3.71%	4.08%		3.67%	2.92%
Portfolio turnover rate(e)	115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.06	$5.86	$6.19		$10.27	$7.68
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.28	0.24		0.28	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)	2.21	(0.29)		(1.93)	2.71
Total from investment operations	(0.16)	2.49	(0.05)		(1.65)	2.98
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.24)		(0.31)	(0.39)
Tax return of capital distributions	-	-	(0.04)		(0.10)	-
Distributions from net realized gains	(0.18)	(0.01)	-		(2.02)	-
Total dividends and distributions	(0.45)	(0.29)	(0.28)		(2.43)	(0.39)
Net asset value, end of year	$7.45	$8.06	$5.86		$6.19	$10.27
Total Return(b):	(1.86)%	42.84%	(0.98)%		(19.95)%	39.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$33,629	$47,727	$28,381		$20,150	$29,642
Average net assets (000)	$34,131	$40,162	$23,207		$24,849	$33,597
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.12	%(d)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.17%	1.23%	1.49%		1.24%	1.15%
Net investment income (loss)	2.97%	3.96%	3.69%		3.72%	2.82%
Portfolio turnover rate(e)	115%	112%	92%		90%	201%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 31

PGIM Select Real Estate Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Diversified REITs 8.2%
CapitaLand Integrated Commercial Trust (Singapore)	2,382,764	$4,331,843
Essential Properties Realty Trust, Inc.	182,285	5,446,676
Merlin Properties Socimi SA (Spain)	261,888	4,079,762
Stockland (Australia)	788,291	3,259,097

		17,117,378

Health Care Providers & Services 1.6%
Chartwell Retirement Residences (Canada) UTS	220,370	3,247,690

Health Care REITs 11.9%
American Healthcare REIT, Inc.	134,185	6,081,264
National Health Investors, Inc.	26,743	1,992,621
Welltower, Inc.	92,344	16,717,958

		24,791,843

Hotel & Resort REITs 0.8%
Sunstone Hotel Investors, Inc.	192,832	1,706,563

Industrial REITs 14.1%
First Industrial Realty Trust, Inc.	116,349	6,431,773
GLP J-REIT (Japan)	1,992	1,805,835
Goodman Group (Australia)	204,794	4,417,035
LondonMetric Property PLC (United Kingdom)	1,270,904	3,179,556
LXP Industrial Trust	113,296	1,075,179
Prologis, Inc.	81,261	10,083,677
Tritax Big Box REIT PLC (United Kingdom)	1,315,368	2,596,612

		29,589,667

IT Services 1.2%
NEXTDC Ltd. (Australia)*	252,851	2,599,545

Office REITs 5.1%
Hudson Pacific Properties, Inc.*	602,033	1,468,961
Japan Excellent, Inc. (Japan)	536	511,619
Nippon Building Fund, Inc. (Japan)	4,056	3,743,545
SL Green Realty Corp.	94,898	4,873,012

		10,597,137

Real Estate Management & Development 12.6%
City Developments Ltd. (Singapore)	301,400	1,674,114
Fastighets AB Balder (Sweden) (Class B Stock)*	444,993	3,263,967
Mitsubishi Estate Co. Ltd. (Japan)	230,223	4,878,860
Mitsui Fudosan Co. Ltd. (Japan)	451,423	4,700,398
PSP Swiss Property AG (Switzerland)	18,531	3,205,191
Sun Hung Kai Properties Ltd. (Hong Kong)	292,397	3,558,116
Swire Properties Ltd. (Hong Kong)	651,550	1,775,002
TAG Immobilien AG (Germany)	197,524	3,279,080

		26,334,728

Residential REITs 7.4%
Independence Realty Trust, Inc.	224,895	3,582,577
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	2,523	2,126,215

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)
UDR, Inc.	192,695	$6,491,895
Veris Residential, Inc.	234,018	3,360,498

		15,561,185

Retail REITs 16.9%
Agree Realty Corp.	83,504	6,096,627
Curbline Properties Corp.	167,616	3,865,225
Kimco Realty Corp.	277,780	5,738,935
Link REIT (Hong Kong)	222,588	1,159,153
NETSTREIT Corp.(a)	226,965	4,226,088
Scentre Group (Australia)	1,146,820	3,054,940
Simon Property Group, Inc.	35,415	6,224,540
Unibail-Rodamco-Westfield (France)	47,454	4,906,898

		35,272,406

Specialized REITs 18.8%
CubeSmart	82,276	3,099,337
Digital Realty Trust, Inc.	46,554	7,933,267
Equinix, Inc.	8,002	6,769,772
Iron Mountain, Inc.	101,510	10,450,455
National Storage Affiliates Trust	131,776	3,833,364
National Storage REIT (Australia)	1,566,948	2,357,906
Smartstop Self Storage REIT, Inc.	143,666	4,934,927

		39,379,028

TOTAL LONG-TERM INVESTMENTS (cost $176,871,709)		206,197,170

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	2,271,662	2,271,662
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $3,876,010; includes $3,861,550 of cash collateral for securities on loan)(b)(wb)	3,878,343	3,876,015

TOTAL SHORT-TERM INVESTMENTS (cost $6,147,672)		6,147,677

TOTAL INVESTMENTS 101.6% (cost $183,019,381)		212,344,847
Liabilities in excess of other assets (1.6)%		(3,261,459)

NET ASSETS 100.0%		$209,083,388

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,735,172; cash collateral of $3,861,550 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 33

PGIM Select Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$15,688,523	$—
Canada	3,247,690	—	—
France	—	4,906,898	—
Germany	—	3,279,080	—
Hong Kong	—	6,492,271	—
Japan	511,619	17,254,853	—
Singapore	—	6,005,957	—
Spain	—	4,079,762	—
Sweden	—	3,263,967	—
Switzerland	—	3,205,190	—
United Kingdom	—	5,776,168	—
United States	132,485,192	—	—
Short-Term Investments
Affiliated Mutual Funds	6,147,677	—	—

Total	$142,392,178	$69,952,669	$—

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

United States (including 1.8% of collateral for securities on loan)	66.3%
Japan	8.6
Australia	7.5
Hong Kong	3.1
Singapore	2.9
United Kingdom	2.7
France	2.3
Spain	1.9
Germany	1.6

Sweden	1.6%
Canada	1.6
Switzerland	1.5

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,735,172	$(3,735,172)	$—
(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value, including securities on loan of $3,735,172:
Unaffiliated investments (cost $176,871,709)	$206,197,170
Affiliated investments (cost $6,147,672)	6,147,677
Foreign currency, at value (cost $29,732)	29,728
Tax reclaim receivable	389,813
Receivable for Fund shares sold	319,005
Dividends receivable	200,980
Prepaid expenses and other assets	10,881

Total Assets	213,295,254

Liabilities
Payable to broker for collateral for securities on loan	3,861,550
Management fee payable	140,993
Accrued expenses and other liabilities	119,020
Payable for Fund shares purchased	85,953
Distribution fee payable	2,048
Trustees’ fees payable	1,161
Affiliated transfer agent fee payable	1,141

Total Liabilities	4,211,866

Net Assets	$209,083,388

Net assets were comprised of:
Shares of beneficial interest, at par	$15,203
Paid-in capital in excess of par	239,149,939
Total distributable earnings (loss)	(30,081,754)

Net assets, October 31, 2025	$209,083,388

See Notes to Financial Statements.

PGIM Select Real Estate Fund 35

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($2,708,300 ÷ 196,908 shares of beneficial interest issued and outstanding)	$13.75
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.55

Class C
Net asset value, offering price and redemption price per share, ($1,737,584 ÷ 128,185 shares of beneficial interest issued and outstanding)	$13.56

Class Z
Net asset value, offering price and redemption price per share, ($186,658,657 ÷ 13,547,996 shares of beneficial interest issued and outstanding)	$13.78

Class R6
Net asset value, offering price and redemption price per share, ($17,978,847 ÷ 1,329,597 shares of beneficial interest issued and outstanding)	$13.52

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $215,447 foreign withholding tax)	$5,859,310
Affiliated dividend income	72,807
Income from securities lending, net (including affiliated income of $4,196)	5,771

Total income	5,937,888

Expenses
Management fee	1,544,561
Distribution fee(a)	23,748
Transfer agent’s fees and expenses (including affiliated expense of $8,945)(a)	239,191
Custodian and accounting fees	75,107
Registration fees(a)	46,386
Professional fees	40,837
Shareholders’ reports	39,927
Audit fee	37,561
Trustees’ fees	12,190
Miscellaneous	55,715

Total expenses	2,115,223
Less: Fee waiver and/or expense reimbursement(a)	(68,795)
Distribution fee waiver(a)	(1,428)

Net expenses	2,045,000

Net investment income (loss)	3,892,888

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(427))	1,244,109
Foreign currency transactions	(21,405)

1,222,704

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5)	(1,385,511)
Foreign currencies	7,519

(1,377,992)

Net gain (loss) on investment and foreign currency transactions	(155,288)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,737,600

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	8,565	15,183	—	—
Transfer agent’s fees and expenses	4,260	2,639	227,484	4,808
Registration fees	7,212	7,107	20,955	11,112
Fee waiver and/or expense reimbursement	(8,151)	(7,981)	(52,663)	—
Distribution fee waiver	(1,428)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 37

PGIM Select Real Estate Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,892,888	$3,894,732
Net realized gain (loss) on investment and foreign currency transactions	1,222,704	11,937,970
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,377,992)	35,981,036

Net increase (decrease) in net assets resulting from operations	3,737,600	51,813,738

Dividends and Distributions
Distributions from distributable earnings
Class A	(62,868)	(146,453)
Class C	(21,740)	(31,688)
Class Z	(4,211,401)	(4,023,109)
Class R6	(487,427)	(721,679)

	(4,783,436)	(4,922,929)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	66,691,059	73,538,206
Net asset value of shares issued in reinvestment of dividends and distributions	4,756,073	4,913,737
Cost of shares purchased	(67,945,688)	(92,467,650)

Net increase (decrease) in net assets from Fund share transactions	3,501,444	(14,015,707)

Total increase (decrease)	2,455,608	32,875,102

Net Assets:
Beginning of year	206,627,780	173,752,678

End of year	$209,083,388	$206,627,780

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.75	$10.57		$10.84		$15.54	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.24		0.20	(b)	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05 (c)	3.26		(0.25	)(c)	(4.12)	4.18
Total from investment operations	0.29	3.50		(0.05)		(3.98)	4.28
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.32)		(0.22)		(0.22)	(0.22)
Tax return of capital distributions	-	-		-		(0.04)	-
Distributions from net realized gains	-	-		-		(0.46)	-
Total dividends and distributions	(0.29)	(0.32)		(0.22)		(0.72)	(0.22)
Net asset value, end of year	$13.75	$13.75		$10.57		$10.84	$15.54
Total Return(d):	2.29%	33.31%		(0.62)%		(26.71)%	37.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,708	$3,312		$5,278		$10,982	$6,733
Average net assets (000)	$2,855	$5,653		$9,796		$11,632	$4,803
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.30%	1.31	%(f)	1.32	%(f)	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.64%	1.63%		1.43%		1.44%	1.57%
Net investment income (loss)	1.82%	1.94%		1.73%		1.05%	0.74%
Portfolio turnover rate(g)	136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 39

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.55	$10.43		$10.69		$15.33	$11.35
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.14		0.11	(b)	0.03	(0.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08 (c)	3.21		(0.24	)(c)	(4.05)	4.12
Total from investment operations	0.21	3.35		(0.13)		(4.02)	4.11
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.23)		(0.13)		(0.12)	(0.13)
Tax return of capital distributions	-	-		-		(0.04)	-
Distributions from net realized gains	-	-		-		(0.46)	-
Total dividends and distributions	(0.20)	(0.23)		(0.13)		(0.62)	(0.13)
Net asset value, end of year	$13.56	$13.55		$10.43		$10.69	$15.33
Total Return(d):	1.49%	32.33%		(1.30)%		(27.25)%	36.64%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,738	$1,592		$1,617		$1,754	$1,636
Average net assets (000)	$1,518	$1,598		$1,880		$2,168	$1,021
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.05%	2.07	%(f)	2.07	%(f)	2.05%	2.05%
Expenses before waivers and/or expense reimbursement	2.58%	2.76%		2.48%		2.56%	2.95%
Net investment income (loss)	1.00%	1.17%		0.96%		0.26%	(0.06)%
Portfolio turnover rate(g)	136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.77	$10.58		$10.86		$15.56	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.27		0.23	(b)	0.18	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07 (c)	3.27		(0.26	)(c)	(4.12)	4.19
Total from investment operations	0.34	3.54		(0.03)		(3.94)	4.32
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.35)		(0.25)		(0.26)	(0.25)
Tax return of capital distributions	-	-		-		(0.04)	-
Distributions from net realized gains	-	-		-		(0.46)	-
Total dividends and distributions	(0.33)	(0.35)		(0.25)		(0.76)	(0.25)
Net asset value, end of year	$13.78	$13.77		$10.58		$10.86	$15.56
Total Return(d):	2.62%	33.56%		(0.37)%		(26.46)%	38.04%

Ratios/Supplemental Data:
Net assets, end of year (000)	$186,659	$174,960		$147,176		$171,629	$226,286
Average net assets (000)	$168,540	$149,439		$177,323		$235,834	$126,992
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05%	1.06	%(f)	1.07	%(f)	1.01%	1.04%
Expenses before waivers and/or expense reimbursement	1.08%	1.10%		1.07%		1.01%	1.04%
Net investment income (loss)	2.02%	2.15%		1.97%		1.29%	0.92%
Portfolio turnover rate(g)	136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 41

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.52	$10.40		$10.67		$15.31	$11.31
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.27		0.24	(b)	0.19	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05 (c)	3.20		(0.25	)(c)	(4.06)	4.11
Total from investment operations	0.33	3.47		(0.01)		(3.87)	4.26
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.35)		(0.26)		(0.27)	(0.26)
Tax return of capital distributions	-	-		-		(0.04)	-
Distributions from net realized gains	-	-		-		(0.46)	-
Total dividends and distributions	(0.33)	(0.35)		(0.26)		(0.77)	(0.26)
Net asset value, end of year	$13.52	$13.52		$10.40		$10.67	$15.31
Total Return(d):	2.60%	33.63%		(0.27)%		(26.39)%	38.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17,979	$26,764		$19,682		$75,634	$93,853
Average net assets (000)	$20,157	$25,488		$53,351		$92,466	$57,833
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.01%	1.04	%(f)	0.93%		0.89%	0.94%
Expenses before waivers and/or expense reimbursement	1.01%	1.04%		0.93%		0.89%	0.94%
Net investment income (loss)	2.10%	2.19%		2.11%		1.40%	1.06%
Portfolio turnover rate(g)	136%	142%		121%		137%	165%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund (each, a “Fund” and collectively, the “Funds”). Each Portfolio is a non-diversified portfolio for purposes of the 1940 Act, except for PGIM Quant Solutions Large-Cap Core Fund, which is a diversified portfolio for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Quant Solutions Large-Cap Core Fund (“Quant Solutions Large-Cap Core”)	Long-term growth of capital.
PGIM Real Estate Income Fund (“Real Estate Income”)	Income and capital appreciation.
PGIM Select Real Estate Fund (“Select Real Estate”)	Income and capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

Notes to Financial Statements (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

Notes to Financial Statements (continued)

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Quant Solutions Large-Cap Core:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Each Fund other than Quant Solutions Large-Cap Core:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services. The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”).

The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Quant Solutions Large-Cap Core	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Real Estate Income	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Select Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Large-Cap Core	0.35% of average daily net assets up to and including $5 billion; 0.34% of average daily net assets over $5 billion.	0.35%

Real Estate Income	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

Select Real Estate	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

The Manager has contractually agreed, through February 28, 2027, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation*	Class Expense Limitation

Quant Solutions Large-Cap Core - Class A	0.35%	0.72%

Quant Solutions Large-Cap Core - Class C	0.35	1.44

Quant Solutions Large-Cap Core - Class Z	0.35	—

Quant Solutions Large-Cap Core - Class R6	0.35	—

Real Estate Income - Class A	—	1.35

Real Estate Income - Class C	—	2.10

Real Estate Income - Class Z	—	1.10

Real Estate Income - Class R6	—	1.10

Select Real Estate - Class A	—	1.30

Select Real Estate - Class C	—	2.05

Select Real Estate - Class Z	—	1.05

Select Real Estate - Class R6	—	1.05

* Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

Notes to Financial Statements (continued)

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Quant Solutions Large-Cap Core - Class A	0.30%	0.25%

Quant Solutions Large-Cap Core - Class C	1.00	1.00

Quant Solutions Large-Cap Core - Class Z	N/A	N/A

Quant Solutions Large-Cap Core - Class R6	N/A	N/A

Real Estate Income - Class A	0.30	0.25

Real Estate Income - Class C	1.00	1.00

Real Estate Income - Class Z	N/A	N/A

Real Estate Income - Class R6	N/A	N/A

Select Real Estate - Class A	0.30	0.25

Select Real Estate - Class C	1.00	1.00

Select Real Estate - Class Z	N/A	N/A

Select Real Estate - Class R6	N/A	N/A

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Quant Solutions Large-Cap Core - Class A	$170,643	$—

Quant Solutions Large-Cap Core - Class C	—	1,196

Real Estate Income - Class A	16,217	7

Real Estate Income - Class C	—	272

Select Real Estate - Class A	4,680	—

Select Real Estate - Class C	—	2,472

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Large-Cap Core	$1,120,238,859	$1,196,596,990
Real Estate Income	65,598,220	58,744,161
Select Real Estate	264,578,421	262,993,111

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Quant Solutions Large-Cap Core:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$10,504,394	$116,419,131	$110,047,438	$—	$ —	$16,876,087	16,876,087	$528,407		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

—	77,920,393	77,345,835	—	(260)	574,298	574,643	2,229	(1)	—

$10,504,394	$194,339,524	$187,393,273	$—	$(260)	$17,450,385		$530,636		$—

Real Estate Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$114,268	$19,462,186	$19,574,537	$—	$—	$ 1,917	1,917	$14,617		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

4,500	15,793,464	14,128,599	2	19	1,669,386	1,670,388	1,932	(1)	—

$118,768	$35,255,650	$33,703,136	$ 2	$19	$1,671,303		$16,549		$—

Select Real Estate:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$847,274	$ 58,358,718	$56,934,330	$—	$ —	$2,271,662	2,271,662	$72,807		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

—	45,123,509	41,247,072	5	(427)	3,876,015	3,878,343	4,196	(1)	—

$847,274	$103,482,227	$98,181,402	$ 5	$(427)	$6,147,677		$77,003		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

Notes to Financial Statements (continued)

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Quant Solutions Large-Cap Core	$54,731,139	$37,642,419	$—	$92,373,558

Real Estate Income	3,023,309	22,560	—	3,045,869

Select Real Estate	4,783,436	—	—	4,783,436

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Quant Solutions Large-Cap Core	$7,377,567	$17,486,112	$—	$24,863,679

Real Estate Income	1,755,214	—	—	1,755,214

Select Real Estate	4,922,929	—	—	4,922,929

For the year ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Quant Solutions Large-Cap Core	$25,074,436	$75,706,660

Real Estate Income	—	1,856,923

Select Real Estate	1,211,584	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Large-Cap Core	$610,246,040	$398,338,476	$(14,227,772)	$384,110,704

Real Estate Income	56,600,137	3,106,148	(2,591,836)	514,312

Select Real Estate	186,231,532	33,972,878	(7,859,563)	26,113,315

The difference between GAAP and tax basis were primarily attributable to deferred losses on wash sales, mark-to-market of futures and options contracts, and investments in passive foreign investment companies.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Large-Cap Core	$—	$—

Real Estate Income	—	—

Select Real Estate	57,390,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Large-Cap Core–Class R6	3,135,300	65.7%

Real Estate Income–Class R6	4,166,858	92.3

Select Real Estate–Class C	1,338	1.0

Select Real Estate–Class R6	944,638	71.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Quant Solutions Large-Cap Core	1	8.0%

Real Estate Income	1	55.7

Select Real Estate	1	6.1

Unaffiliated:

Quant Solutions Large-Cap Core	3	51.5

Real Estate Income	1	31.3

Select Real Estate	4	80.6

Transactions in shares of beneficial interest were as follows:

Quant Solutions Large-Cap Core:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	560,639	$12,145,840

Shares issued in reinvestment of dividends and distributions	2,477,777	53,495,213

Shares purchased	(2,936,477)	(63,372,059)

Net increase (decrease) in shares outstanding before conversion	101,939	2,268,994

Shares issued upon conversion from other share class(es)	97,422	2,090,631

Shares purchased upon conversion into other share class(es)	(188,828)	(3,960,416)

Net increase (decrease) in shares outstanding	10,533	$399,209

Year ended October 31, 2024:

Shares sold	695,150	$13,923,169

Shares issued in reinvestment of dividends and distributions	838,970	15,421,342

Shares purchased	(2,807,283)	(57,390,524)

Net increase (decrease) in shares outstanding before conversion	(1,273,163)	(28,046,013)

Shares issued upon conversion from other share class(es)	208,691	4,274,655

Shares purchased upon conversion into other share class(es)	(132,693)	(2,776,982)

Net increase (decrease) in shares outstanding	(1,197,165)	$(26,548,340)

Notes to Financial Statements (continued)

Quant Solutions Large-Cap Core (cont’d.):

Share Class	Shares	Amount

Class C

Year ended October 31, 2025:

Shares sold	57,640	$1,030,862

Shares issued in reinvestment of dividends and distributions	83,827	1,513,072

Shares purchased	(132,541)	(2,369,701)

Net increase (decrease) in shares outstanding before conversion	8,926	174,233

Shares purchased upon conversion into other share class(es)	(117,624)	(2,110,698)

Net increase (decrease) in shares outstanding	(108,698)	$(1,936,465)

Year ended October 31, 2024:

Shares sold	50,436	$882,622

Shares issued in reinvestment of dividends and distributions	32,626	512,216

Shares purchased	(120,490)	(2,096,877)

Net increase (decrease) in shares outstanding before conversion	(37,428)	(702,039)

Shares purchased upon conversion into other share class(es)	(234,996)	(4,077,726)

Net increase (decrease) in shares outstanding	(272,424)	$(4,779,765)

Class Z

Year ended October 31, 2025:

Shares sold	10,868,313	$258,526,032

Shares issued in reinvestment of dividends and distributions	1,133,869	25,546,062

Shares purchased	(3,386,965)	(77,207,827)

Net increase (decrease) in shares outstanding before conversion	8,615,217	206,864,267

Shares issued upon conversion from other share class(es)	1,545,730	37,637,119

Shares purchased upon conversion into other share class(es)	(11,819)	(268,410)

Net increase (decrease) in shares outstanding	10,149,128	$244,232,976

Year ended October 31, 2024:

Shares sold	335,119	$7,348,589

Shares issued in reinvestment of dividends and distributions	42,985	821,035

Shares purchased	(223,197)	(4,751,242)

Net increase (decrease) in shares outstanding before conversion	154,907	3,418,382

Shares issued upon conversion from other share class(es)	120,093	2,612,994

Shares purchased upon conversion into other share class(es)	(11,004)	(258,468)

Net increase (decrease) in shares outstanding	263,996	$5,772,908

Class R6

Year ended October 31, 2025:

Shares sold	1,021,347	$22,280,247

Shares issued in reinvestment of dividends and distributions	489,166	11,060,046

Shares purchased	(9,174,383)	(222,787,622)

Net increase (decrease) in shares outstanding before conversion	(7,663,870)	(189,447,329)

Shares issued upon conversion from other share class(es)	22,482	517,595

Shares purchased upon conversion into other share class(es)	(1,369,981)	(33,905,821)

Net increase (decrease) in shares outstanding	(9,011,369)	$(222,835,555)

Year ended October 31, 2024:

Shares sold	6,195,432	$132,572,585

Shares issued in reinvestment of dividends and distributions	411,338	7,877,623

Shares purchased	(7,359,838)	(152,231,302)

Net increase (decrease) in shares outstanding before conversion	(753,068)	(11,781,094)

Shares issued upon conversion from other share class(es)	10,660	236,261

Shares purchased upon conversion into other share class(es)	(503)	(10,734)

Net increase (decrease) in shares outstanding	(742,911)	$(11,555,567)

Real Estate Income:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	72,089	$544,490

Shares issued in reinvestment of dividends and distributions	5,660	42,590

Shares purchased	(27,833)	(208,679)

Net increase (decrease) in shares outstanding before conversion	49,916	378,401

Shares issued upon conversion from other share class(es)	2,525	19,282

Net increase (decrease) in shares outstanding	52,441	$397,683

Year ended October 31, 2024:

Shares sold	19,416	$146,330

Shares issued in reinvestment of dividends and distributions	3,328	23,772

Shares purchased	(25,101)	(178,712)

Net increase (decrease) in shares outstanding before conversion	(2,357)	(8,610)

Shares issued upon conversion from other share class(es)	5,284	37,082

Net increase (decrease) in shares outstanding	2,927	$28,472

Class C

Year ended October 31, 2025:

Shares sold	18,634	$136,495

Shares issued in reinvestment of dividends and distributions	918	6,934

Shares purchased	(4,594)	(34,222)

Net increase (decrease) in shares outstanding before conversion	14,958	109,207

Shares purchased upon conversion into other share class(es)	(2,878)	(21,889)

Net increase (decrease) in shares outstanding	12,080	$87,318

Year ended October 31, 2024:

Shares sold	4,156	$34,000

Shares issued in reinvestment of dividends and distributions	671	4,672

Shares purchased	(11,716)	(84,091)

Net increase (decrease) in shares outstanding before conversion	(6,889)	(45,419)

Shares purchased upon conversion into other share class(es)	(5,288)	(37,082)

Net increase (decrease) in shares outstanding	(12,177)	$(82,501)

Class Z

Year ended October 31, 2025:

Shares sold	2,899,115	$22,629,487

Shares issued in reinvestment of dividends and distributions	131,904	998,288

Shares purchased	(1,142,859)	(8,582,436)

Net increase (decrease) in shares outstanding before conversion	1,888,160	15,045,339

Shares issued upon conversion from other share class(es)	429,257	3,513,295

Net increase (decrease) in shares outstanding	2,317,417	$18,558,634

Year ended October 31, 2024:

Shares sold	444,819	$3,596,125

Shares issued in reinvestment of dividends and distributions	6,814	53,173

Shares purchased	(69,009)	(523,102)

Net increase (decrease) in shares outstanding before conversion	382,624	3,126,196

Shares issued upon conversion from other share class(es)	12	79

Net increase (decrease) in shares outstanding	382,636	$3,126,275

Notes to Financial Statements (continued)

Real Estate Income (cont’d.):

Share Class	Shares	Amount

Class R6

Year ended October 31, 2025:

Shares sold	1,103,956	$8,425,367

Shares issued in reinvestment of dividends and distributions	264,792	1,995,923

Shares purchased	(2,346,453)	(18,168,804)

Net increase (decrease) in shares outstanding before conversion	(977,705)	(7,747,514)

Shares purchased upon conversion into other share class(es)	(430,482)	(3,510,688)

Net increase (decrease) in shares outstanding	(1,408,187)	$(11,258,202)

Year ended October 31, 2024:

Shares sold	1,916,301	$12,796,216

Shares issued in reinvestment of dividends and distributions	233,173	1,672,189

Shares purchased	(1,070,898)	(7,556,707)

Net increase (decrease) in shares outstanding before conversion	1,078,576	6,911,698

Shares purchased upon conversion into other share class(es)	(12)	(79)

Net increase (decrease) in shares outstanding	1,078,564	$6,911,619

Select Real Estate:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	19,632	$261,377

Shares issued in reinvestment of dividends and distributions	4,692	62,648

Shares purchased	(72,823)	(966,942)

Net increase (decrease) in shares outstanding before conversion	(48,499)	(642,917)

Shares issued upon conversion from other share class(es)	8,099	105,753

Shares purchased upon conversion into other share class(es)	(3,615)	(47,501)

Net increase (decrease) in shares outstanding	(44,015)	$(584,665)

Year ended October 31, 2024:

Shares sold	108,712	$1,367,036

Shares issued in reinvestment of dividends and distributions	11,714	146,342

Shares purchased	(376,666)	(5,047,115)

Net increase (decrease) in shares outstanding before conversion	(256,240)	(3,533,737)

Shares issued upon conversion from other share class(es)	3,744	46,703

Shares purchased upon conversion into other share class(es)	(5,968)	(76,964)

Net increase (decrease) in shares outstanding	(258,464)	$(3,563,998)

Class C

Year ended October 31, 2025:

Shares sold	49,432	$651,151

Shares issued in reinvestment of dividends and distributions	1,648	21,740

Shares purchased	(32,132)	(401,137)

Net increase (decrease) in shares outstanding before conversion	18,948	271,754

Shares purchased upon conversion into other share class(es)	(8,258)	(107,052)

Net increase (decrease) in shares outstanding	10,690	$164,702

Select Real Estate (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	15,043	$191,532

Shares issued in reinvestment of dividends and distributions	2,570	31,688

Shares purchased	(54,820)	(678,317)

Net increase (decrease) in shares outstanding before conversion	(37,207)	(455,097)

Shares purchased upon conversion into other share class(es)	(352)	(4,358)

Net increase (decrease) in shares outstanding	(37,559)	$(459,455)

Class Z

Year ended October 31, 2025:

Shares sold	4,446,534	$59,898,921

Shares issued in reinvestment of dividends and distributions	312,534	4,184,416

Shares purchased	(3,922,499)	(51,636,140)

Net increase (decrease) in shares outstanding before conversion	836,569	12,447,197

Shares issued upon conversion from other share class(es)	5,579	74,568

Shares purchased upon conversion into other share class(es)	(1,553)	(20,827)

Net increase (decrease) in shares outstanding	840,595	$12,500,938

Year ended October 31, 2024:

Shares sold	4,778,274	$60,238,153

Shares issued in reinvestment of dividends and distributions	316,927	4,014,434

Shares purchased	(6,284,615)	(74,955,033)

Net increase (decrease) in shares outstanding before conversion	(1,189,414)	(10,702,446)

Shares issued upon conversion from other share class(es)	6,166	79,677

Shares purchased upon conversion into other share class(es)	(14,252)	(198,743)

Net increase (decrease) in shares outstanding	(1,197,500)	$(10,821,512)

Class R6

Year ended October 31, 2025:

Shares sold	450,185	$5,879,610

Shares issued in reinvestment of dividends and distributions	37,159	487,269

Shares purchased	(1,137,501)	(14,941,469)

Net increase (decrease) in shares outstanding before conversion	(650,157)	(8,574,590)

Shares purchased upon conversion into other share class(es)	(386)	(4,941)

Net increase (decrease) in shares outstanding	(650,543)	$(8,579,531)

Year ended October 31, 2024:

Shares sold	969,133	$11,741,485

Shares issued in reinvestment of dividends and distributions	58,194	721,273

Shares purchased	(950,997)	(11,787,185)

Net increase (decrease) in shares outstanding before conversion	76,330	675,573

Shares issued upon conversion from other share class(es)	11,061	156,398

Shares purchased upon conversion into other share class(es)	(211)	(2,713)

Net increase (decrease) in shares outstanding	87,180	$829,258

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Notes to Financial Statements (continued)

	Current SCA	Prior SCA

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025

Real Estate Income	$274,000	5.44%	9	$1,364,000	$158,000

Select Real Estate	776,923	5.49	26	6,048,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Large-Cap Core	Real Estate Income	Select Real Estate

Blend Style	X	–	–

Distribution	–	X	X

Economic and Market Events	X	X	X

Emerging Markets	–	X	X

Equity and Equity-Related Securities	X	X	X

Foreign Securities	–	X	X

Increase in Expenses	X	X	X

Large Capitalization Company	X	–	–

Large Shareholder and Large Scale Redemption	X	X	X

Management	X	X	X

Market Capitalization	–	X	X

Market Disruption and Geopolitical	X	X	X

Market	X	X	X

Model Design	X	–	–

Model Implementation	X	–	–

Non-Diversified Investment Company	–	X	X

Portfolio Turnover	X	X	X

Real Estate Investment Trust	–	X	X

Real Estate Related Securities	–	X	X

Sector Exposure	X	–	–

Selection	–	X	X

Value Style	–	X	X

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Notes to Financial Statements (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Notes to Financial Statements (continued)

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 9 and Shareholders of PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund (three of the funds constituting Prudential Investment Portfolios 9, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Large-Cap Core Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”),

[1]	PGIM Quant Solutions Large-Cap Core Fund is a series of Prudential Investment Portfolios 9.

PGIM Quant Solutions Large-Cap Core Fund

Approval of Advisory Agreements (continued)

which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to

Visit our website at pgim.com/investments

additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed over the remaining periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s net annual operating expenses at 0.35% for each class of the Fund’s shares through February 28, 2026.

●

The Board and PGIM Investments also agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) limits the Fund’s total annual operating expenses to 0.72% of the average daily net assets for Class A shares, and 1.44% of the average daily net assets for Class C shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Large-Cap Core Fund

Approval of Advisory Agreements

PGIM Real Estate Income Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Real Estate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Real Estate (UK) Limited (“PGIM RE (UK)”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Real Estate unit (“PGIM Real Estate”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM RE (UK) and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM RE (UK) and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM RE (UK) and PGIM Real Estate. The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee.

[1]	PGIM Real Estate Income Fund is a series of Prudential Investment Portfolios 9.

Visit our website at pgim.com/investments

With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM RE (UK) and PGIM Real Estate, and also considered the qualifications, backgrounds and responsibilities of the PGIM RE (UK) and PGIM Real Estate portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s, PGIM RE (UK)’s and PGIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate, PGIM RE (UK) and PGIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate, PGIM RE (UK) and PGIM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM RE (UK) and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM RE (UK) and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and

PGIM Real Estate Income Fund

Approval of Advisory Agreements (continued)

benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on June 3, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class R6 shares, and 1.10% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Select Real Estate Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Select Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM, which, through its PGIM Real Estate unit, and PGIM RE (UK), serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the

[1]	PGIM Select Real Estate Fund is a series of Prudential Investment Portfolios 9.

PGIM Select Real Estate Fund

Approval of Advisory Agreements (continued)

Fund, such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of the PGIM Real Estate and PGIM RE (UK) portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s, PGIM’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate, PGIM and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate, PGIM and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale, can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board

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concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced investment operations on August 1, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class Z shares, and 1.05% for Class R6 shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Select Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Absolute Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Absolute Return Bond Fund	1
Notes to Financial Statements	56

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 22.6%

Automobiles 0.6%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class E, 144A	7.917%	05/17/32		1,166	$1,186,801
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.783(c)	12/26/31		658	665,313
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		336	337,135
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30		905	910,624
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,242,988
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28		2,600	2,609,140
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,695,321
Series 2021-01A, Class D, 144A	1.620	11/14/30		200	198,585
Series 2022-01A, Class D, 144A	5.900	12/16/30		2,900	2,907,015
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,812,808
Series 2025-01A, Class D, 144A	6.100	07/14/37		4,600	4,646,470
Santander Bank Auto Credit-Linked Notes,
Series 2023-A, Class E, 144A	10.068	06/15/33		38	38,607
Santander Drive Auto Receivables Trust,
Series 2023-02, Class C	5.470	12/16/30		1,250	1,264,597

					21,515,404

Collateralized Loan Obligations 18.0%

AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		19,500	19,557,326
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.664(c)	06/15/34	EUR	1,000	1,149,002
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.664(c)	06/15/34	EUR	4,000	4,596,010
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.387(c)	07/22/37		16,000	16,049,646
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.187(c)	01/22/38		14,250	14,286,233
Arbour CLO DAC (Ireland),
Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.309(c)	04/15/34	EUR	5,000	5,763,507
Barings Euro CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.866(c)	04/24/34	EUR	2,798	3,213,376
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		19,500	19,569,112
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.297(c)	01/25/35		4,740	4,739,988
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	07/15/37		10,000	10,023,840
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.764(c)	03/15/32	EUR	1,074	1,235,639
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,210,305
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		8,750	8,753,846
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		15,000	15,042,984
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	04/20/35		2,750	2,752,368
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		10,000	10,034,725
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	01/20/38		16,750	16,778,869
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	10/20/36		10,000	10,027,741

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 1

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404%(c)	04/20/37		10,000	$10,028,590
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.884(c)	04/20/37		10,000	10,034,223
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.122(c)	03/22/38		17,500	17,529,129
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.314(c)	07/20/37		13,395	13,432,067
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.477(c)	04/22/37		5,050	5,067,675
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.626(c)	05/24/38	EUR	17,500	20,186,334
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.515(c)	07/25/37	EUR	7,000	8,090,293
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.115(c)	07/25/37	EUR	13,750	15,950,314
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.254(c)	10/19/38	EUR	15,750	18,112,641
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.795(c)	01/26/38	EUR	6,000	6,931,282
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.815(c)	01/26/38	EUR	5,000	5,783,046
Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.659(c)	07/15/38	EUR	6,500	7,497,553
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.659(c)	07/15/34	EUR	9,250	10,643,967
Jubilee CLO DAC (Ireland),
Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.409(c)	04/15/35	EUR	10,000	11,433,123
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.246(c)	04/15/34		3,300	3,301,326
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	2.816(c)	05/25/34	EUR	2,500	2,874,455
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	10/15/32		5,405	5,408,096
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.804(c)	04/18/37		10,000	10,042,928
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.134(c)	01/20/38		12,500	12,554,277
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	5.932(c)	04/21/31		2,306	2,306,758
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.626(c)	05/15/37	EUR	20,000	23,121,938
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.386(c)	05/15/37	EUR	4,150	4,828,725
Nassau Euro CLO DAC (Ireland),
Series 04A, Class C, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	4.604(c)	07/20/38	EUR	9,000	10,395,564
Northwoods Capital Ltd. (Cayman Islands),
Series 2019-20A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.608(c)	10/25/38		15,950	15,931,045
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.934(c)	10/18/35		10,000	10,015,083
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	0.010(c)	03/15/38	EUR	11,000	12,679,150
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.399(c)	01/15/38	EUR	10,000	11,532,292
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.259(c)	10/15/39	EUR	15,000	17,272,426
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.554(c)	04/20/35	EUR	10,000	11,521,646
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.432(c)	04/17/37		18,000	18,054,000
Rockford Tower Europe CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.285(c)	10/25/37	EUR	8,335	9,588,133
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.176(c)	04/20/31		333	333,026
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37		12,950	12,982,375
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.859(c)	07/15/36	EUR	13,250	15,288,493
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.984(c)	07/20/37		5,000	5,003,951

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855%(c)	01/15/36		13,250	$13,285,625
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	9,000	10,388,725
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	04/15/38	EUR	8,000	9,203,560
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.458(c)	04/25/37		6,000	6,020,906
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/37		12,500	12,532,217
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/18/37		15,000	15,041,946
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.356(c)	07/15/31		11,300	11,316,897

					624,330,317

Consumer Loans 1.0%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		2,350	2,364,111
Series 2024-B, Class E, 144A	7.350	09/15/29		1,250	1,256,574
Series 2024-X02, Class D, 144A	6.080	12/17/29		4,200	4,230,981
Affirm Master Trust,
Series 2025-01A, Class D, 144A	5.620	02/15/33		5,000	5,001,578
Series 2025-02A, Class D, 144A	5.600	07/15/33		9,500	9,499,595
Series 2025-03A, Class D, 144A	5.090	10/16/34		3,000	2,977,776
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35		3,000	3,033,768
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		4,800	4,918,283
Series 2023-01A, Class D, 144A	7.490	06/14/38		200	208,766
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,575,719

					36,067,151

Credit Cards 0.1%

Genesis Sales Finance Master Trust,
Series 2024-B, Class B, 144A	6.260	12/20/32		5,000	5,041,513

Equipment 0.0%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30		1,500	1,570,055

Home Equity Loans 1.4%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	5.306(c)	10/25/34		418	415,710
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	5.066(c)	11/25/33		3,177	3,192,786
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	5.286(c)	06/25/43		41	41,293
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.350(c)	01/25/34		1,149	1,169,357
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55		366	368,941
Series 2025-CES02, Class M1, 144A	5.592(cc)	07/26/55		700	699,247
COOPR Residential Mortgage Trust,
Series 2025-CES03, Class M1, 144A	5.629(cc)	09/25/60		6,213	6,198,482
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	4.946(c)	01/25/35		689	691,828
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.284(c)	05/20/54		958	963,174

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 3

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.017%(c)	08/25/33	370	$417,566
RCKT Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	4,049	4,081,976
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	427	428,950
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,765,037
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55	5,053	5,133,058
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55	3,500	3,555,224
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55	3,000	3,053,652
Series 2025-CES04, Class M1, 144A	5.564(cc)	10/25/65	2,600	2,601,417
Series 2025-FIX01, Class M1, 144A	5.359(cc)	09/25/65	5,200	5,184,342
Series 2025-HE02, Class A2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.883(c)	09/25/65	5,900	5,901,180

				47,863,220

Other 0.6%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	824	818,290
Series 2024-01GS, Class A, 144A	6.250	06/20/57	1,936	1,901,517
OBX Trust,
Series 2025-HE02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.233(c)	08/25/55	2,870	2,880,743
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	544	572,125
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,230	3,227,939
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	811	796,034
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,358	3,256,985
US Bank C&I Credit-Linked Notes,
Series 2025-SUP02, Class B1, 144A	4.818	09/25/32	6,075	6,083,165

				19,536,798

Residential Mortgage-Backed Securities 0.8%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.746(c)	08/25/32	195	193,836
Series 2003-04, Class 1A5	4.872(cc)	05/25/33	217	213,862
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	4.736(c)	02/25/35	132	124,474
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.156(c)	11/25/34	1	1,686
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379(cc)	12/25/32	39	37,875
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.156(c)	09/25/33	599	594,573
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	4.866(c)	08/25/34	322	303,320
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	4.901(c)	03/25/35	1,160	1,101,837
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.546(c)	06/25/34	421	417,207
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55	5,207	5,226,252
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55	10,437	10,503,627
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55	4,592	4,601,364
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.031(c)	09/25/34	1,275	1,328,391

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r	)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	3,039		2,645,017

						27,293,322

Student Loans 0.1%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	6.933(c)	06/25/47		757		763,278
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,535		1,464,752
Series 2019-A, Class R, 144A	0.000	10/25/48		1,158		470,497

						2,698,527

TOTAL ASSET-BACKED SECURITIES
(cost $769,994,229)						785,916,307

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		2,700		2,342,250
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		2,700		2,274,750
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.132(c)	04/15/42		3,380		3,382,113
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.582(c)	04/15/42		3,160		3,161,975
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		2,650		2,469,865
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		900		820,094
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		1,490		1,339,184
Series 2024-05C29, Class XD, IO, 144A	2.673(cc)	09/15/57		28,469		2,622,023
Benchmark Mortgage Trust,
Series 2023-V03, Class XA, IO	0.814(cc)	07/15/56		50,563		978,422
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.621(c)	07/15/41		4,400		4,389,080
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.721(c)	08/15/26		3,059		3,055,262
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.282(c)	03/15/42		5,030		5,004,966
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39		5,350		5,457,930
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	5.847(c)	09/15/38		2,024		2,018,940
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		4,300		4,472,209
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,900		1,913,009
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.412(c)	08/15/42		6,756		6,760,118
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.682(c)	08/15/42		5,271		5,297,451
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.524(c)	04/15/40		3,993		3,998,317
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.122(c)	03/15/41		5,600		5,601,750
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.025(c)	03/15/30		5,000		4,981,745
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.500(c)	10/15/37		11,000		11,010,337
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.122(cc)	02/10/48		27,989		280
Series 2024-277P, Class A, 144A	6.338	08/10/44		1,600		1,685,285
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		5,300		131,338
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.334(cc)	03/25/26		19,178		51,728
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41		6,900		7,003,929
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.681(c)	11/25/41		6,445		6,461,180

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 5

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340%(cc)	01/13/40		5,010	$5,205,093
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		2,575	2,659,996
INT Commercial Mortgage Trust,
Series 2025-PLAZA, Class A, 144A	4.879(cc)	11/05/37		8,800	8,809,506
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class XB, IO	0.412(cc)	02/15/48		52,766	528
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,881,355
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.465(cc)	04/15/46		23,132	62,563
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		4,630	894,527
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.622(c)	06/15/39		2,930	2,933,643
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.747(c)	04/15/38		5,261	5,260,866
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.543(c)	10/15/40		7,100	7,102,219
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.646(c)	03/15/36		2,350	2,230,854
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	5.896(c)	03/15/36		1,400	1,321,151
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,680,216
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.158(c)	01/23/32	GBP	9,317	12,277,944
SCG Trust,
Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.532(c)	09/15/42		8,450	8,461,090
Taurus DAC (United Kingdom),
Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.789(c)	07/20/35	GBP	1,800	2,353,243
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		2,900	2,934,099
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.323(c)	10/15/41		1,500	1,503,792
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.972(c)	10/15/41		2,500	2,500,613
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.382(c)	08/15/42		5,450	5,453,421

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $182,907,774)					180,212,249

CORPORATE BONDS 21.0%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		9,286	9,233,891
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,439,339
Sr. Unsec’d. Notes	3.250	02/01/35		5,710	4,972,227
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		525	526,260
Sr. Unsec’d. Notes, 144A	6.750	06/15/33		2,105	2,208,819
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		350	364,430
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		284	284,142

					23,029,108

Agriculture 0.2%

Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29		3,398	3,332,989
Gtd. Notes, 144A, MTN	5.500	02/01/30		3,200	3,309,652

					6,642,641

Airlines 0.3%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28		9,148	9,210,023

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26		645	$643,699
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	168,366

					10,022,088

Apparel 0.1%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		1,125	1,070,280
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29		825	755,131

					1,825,411

Auto Manufacturers 1.1%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		3,000	2,955,773
Sr. Unsec’d. Notes	3.375	11/13/25		2,650	2,648,893
Sr. Unsec’d. Notes	4.125	08/17/27		600	592,553
Sr. Unsec’d. Notes	5.800	03/05/27		1,035	1,046,571
Sr. Unsec’d. Notes	5.875	11/07/29		2,310	2,355,757
Sr. Unsec’d. Notes	6.800	05/12/28		625	649,613
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27		2,355	2,395,650
Sr. Unsec’d. Notes	5.800	01/07/29		695	723,776
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32		4,375	4,521,914
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	7,700	9,165,985
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.050	03/27/28		4,020	4,075,597
Gtd. Notes, 144A	5.350	03/27/30		6,055	6,218,019
Gtd. Notes, 144A	5.650	03/25/32		1,750	1,809,003

					39,159,104

Auto Parts & Equipment 0.2%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34		540	543,315
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30		100	103,527
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		375	387,405
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32		410	417,042
Sr. Unsec’d. Notes, 144A	6.250	08/15/33		250	256,861
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		5,500	5,487,732

					7,195,882

Banks 2.4%

Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,055	1,037,381
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30		2,200	2,272,754
Sr. Non-Preferred Notes	5.552(ff)	03/14/28		3,400	3,455,061
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A(a)	3.466(ff)	09/23/36		945	861,916
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29		1,450	1,455,492

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 7

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of Montreal (Canada),
Jr. Sub. Notes	7.300%(ff)	11/26/84	2,380	$2,528,750
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	4,560	4,564,456
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	2,240	2,277,462
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	999,572
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,431,887
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	600	631,845
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	6,365	6,556,826
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	4,042	4,157,377
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	825,031
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	976,179
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	5,265	5,295,533
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	3,745	3,766,038
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	2,065	2,081,889
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	2,400	2,455,327
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	34,672
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,927,019
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	135,069
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,304,036
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,532,670
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,724,306
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,536,929
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,734,259
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	9,090	8,156,711
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,086,611
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32	3,100	2,735,390
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,547,964

				83,086,412

Building Materials 0.1%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	1,736,169
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	2,040	1,983,905
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,152,254
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	240	249,584

				5,121,912

Chemicals 1.0%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,261,705
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	592,121
Gtd. Notes, 144A	4.500	01/10/28	1,630	731,462
Gtd. Notes, 144A	4.500	01/31/30	629	251,600

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Braskem Netherlands Finance BV (Brazil), (cont’d.)
Gtd. Notes, 144A	8.500%	01/12/31		7,471	$3,110,924
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28		1,075	1,111,579
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28		4,070	4,140,234
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		213	199,155
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,925,661
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		4,780	4,787,409
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		350	347,589
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33		600	599,407
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A	5.650	06/04/29		3,060	3,167,438
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30		4,755	4,461,854

					33,688,138

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A(x)	9.250	10/01/29		1,150	1,041,325

Commercial Services 0.4%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30		1,675	1,717,794
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		815	740,084
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		3,950	3,746,016
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	212,008
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		3,160	3,212,102
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	690,796
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	124,428
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.000	06/15/30		900	942,343
Gtd. Notes, 144A(a)	7.250	06/15/33		360	379,651
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		730	740,711
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	302,587
Gtd. Notes(a)	5.250	01/15/30		700	705,266

					13,513,786

Computers 0.2%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		5,225	5,198,875
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	621,007
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	821,613

					6,641,495

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 9

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.8%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610%	05/03/27			950	$952,721
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28			1,285	1,366,806
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31			935	1,054,530
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32			610	637,691
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31			875	862,513
Sr. Unsec’d. Notes, 144A	5.000	08/15/28			400	378,821
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	7.500	06/15/31		GBP	6,400	8,361,631
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27			1,605	1,635,952
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28			1,200	1,158,244
Gtd. Notes	6.625	05/15/29			1,750	1,801,173
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29			2,600	2,525,497
Gtd. Notes, 144A	7.875	12/15/29			710	754,403
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28			1,100	1,120,339
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26			3,646	3,580,568
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25			1,052	1,052,000

						27,242,889

Electric 1.3%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26			1,635	1,642,796
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29			1,500	1,490,132
Sr. Unsec’d. Notes, 144A	5.000	02/01/31			2,695	2,698,064
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27			366	357,521
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42			50	42,614
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29			6,560	6,722,971
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28			1,337	1,376,943
Gov’t. Gtd. Notes, MTN	6.350	08/10/28			213	219,363
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28			290	309,870
Sr. Unsec’d. Notes, MTN	8.450	08/10/28			3,984	4,256,968
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28			3,000	2,962,020
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29			877	866,875
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	6.500	03/13/31			1,200	1,272,000
Sr. Unsec’d. Notes	7.500	06/09/28			2,330	2,469,078
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29			1,500	1,427,098
Gtd. Notes, 144A	3.625	02/15/31			1,475	1,377,428
Gtd. Notes, 144A	3.875	02/15/32			1,050	974,710
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28	(oo)		1,800	1,974,635

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		2,255	$2,279,040
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,227,624
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,571,367
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		2,025	2,025,471
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		995	1,011,866

					45,556,454

Engineering & Construction 0.5%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,144,243
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	757,419
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,873,307
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,953,920
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	217,209
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	365,017
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	6,141,050
TopBuild Corp.,
Gtd. Notes, 144A	5.625	01/31/34		1,985	1,992,567

					16,444,732

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		4,575	4,305,677
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,492,644
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		500	484,514
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	671,556
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		450	250,432
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32		1,255	1,316,604
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,210,737
Gtd. Notes, 144A(a)	7.125	02/15/31		680	729,695

					10,461,859

Environmental Control 0.0%

Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33		535	546,697
GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		310	323,777

					870,474

Foods 0.8%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		450	458,434
Sr. Unsec’d. Notes, 144A	5.500	03/31/31		170	171,330
Sr. Unsec’d. Notes, 144A	5.750	03/31/34		240	241,093
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,226,845
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		4,050	3,810,600

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 11

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000%	07/01/31	EUR	3,609	$4,201,513
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,850	2,339,207
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31		275	257,209
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	168,976
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,216,358
Pilgrim’s Pride Corp.,
Gtd. Notes	6.250	07/01/33		2,270	2,420,633
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	218,161
Gtd. Notes, 144A(a)	6.375	03/01/33		1,055	1,071,298
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,270	7,581,935

					26,383,592

Forest Products & Paper 0.1%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		400	400,873
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A	7.950	01/26/32		3,085	3,249,893

					3,650,766

Gas 0.0%

ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26		1,350	1,341,394

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,260	5,110,011

Healthcare-Services 0.2%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		4,450	4,294,071
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43		120	108,154
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.875	11/15/31		1,200	1,304,123
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.500	04/15/33		1,535	1,521,962

					7,228,310

Holding Companies-Diversified 0.3%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		10,314	10,495,531

Home Builders 0.3%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.875	08/01/33		1,825	1,829,556
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		150	149,844
Gtd. Notes	7.250	10/15/29		3,475	3,521,327

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

M/I Homes, Inc.,
Gtd. Notes	4.950%	02/01/28		1,000	$996,687
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		2,560	2,585,040

					9,082,454

Home Furnishings 0.0%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30		275	272,522

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		355	337,250
Sr. Unsec’d. Notes(a)	6.625	05/15/32		185	174,322
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		510	524,823
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		325	116,848

					1,153,243

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30		3,300	3,416,492
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,623,731
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40		32	36,280
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	6.850	12/16/39		54	62,014

					5,138,517

Internet 0.7%

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49		17,057	18,216,568
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33		1,494	1,536,960
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	2,950	3,465,366

					23,218,894

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		1,600	1,602,433
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32		2,905	3,045,021
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		580	595,966
Gtd. Notes, 144A(a)	7.375	05/01/33		375	387,927
Gtd. Notes, 144A	7.500	09/15/31		1,000	1,047,738
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31		490	505,411
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28		575	602,565

					7,787,061

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29		1,040	1,052,992

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 13

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Carnival Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	03/15/30	2,050	$2,111,500
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	122,813
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	995	1,021,119
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,700	1,816,807
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	975	991,612
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	859,358
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	875	873,495

				8,849,696

Lodging 0.2%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	545	524,925
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	696,500
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,385,236
Gtd. Notes	6.125	09/15/29	1,675	1,705,260
Gtd. Notes(a)	6.500	04/15/32	1,800	1,827,958
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes(a)	5.400	08/08/28	344	350,736
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	1,024,487

				8,515,102

Machinery-Diversified 0.1%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	850	861,730
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	850	886,186
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	1,875	1,990,496

				3,738,412

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,234,001
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	1,220	1,135,143
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	400	241,930
Gtd. Notes, 144A	4.125	12/01/30	300	184,801
Gtd. Notes, 144A	5.375	02/01/28	1,600	1,325,893
Gtd. Notes, 144A	5.500	04/15/27	1,500	1,395,000
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	356,209
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	3,325	1,246,909
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	375	323,847
Gtd. Notes	7.375	07/01/28	175	163,493
Gtd. Notes	7.750	07/01/26	4,000	3,958,876
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	5,150	5,419,114
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	275	280,574

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	08/15/28		2,185	$2,250,552
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	826,390
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,236,628

					23,579,360

Mining 0.4%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		730	705,819
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		445	458,768
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		595	615,825
Gtd. Notes, 144A	8.000	03/01/33		2,775	2,941,500
Sec’d. Notes, 144A	9.375	03/01/29		1,600	1,689,424
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	611,400
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		665	669,503
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26		1,000	996,500
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,768,078
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32		305	318,347
Novelis Corp.,
Gtd. Notes, 144A	6.375	08/15/33		2,600	2,636,276
Gtd. Notes, 144A	6.875	01/30/30		700	726,600

					14,138,040

Miscellaneous Manufacturing 0.0%

Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,375	1,365,515

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27		1,665	1,710,075

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250	04/01/28		4,010	3,984,905
Gtd. Notes	5.100	03/01/30		1,255	1,277,828

					5,262,733

Oil & Gas 1.4%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		2,760	2,659,541
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		2,440	2,510,763
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30		1,400	1,410,235
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		899	1,063,150
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		1,710	1,743,649
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		75	77,458
Gtd. Notes, 144A	8.625	11/01/30		2,025	2,093,246

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 15

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc., (cont’d.)
Gtd. Notes, 144A	8.750%	07/01/31		375	$385,312
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		860	833,268
Gtd. Notes, 144A(a)	9.250	02/15/28		326	337,412
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,216,329
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,848,981
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,745,692
Gtd. Notes	5.375	02/01/29		725	725,489
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,775	1,687,119
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	701,114
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	474,458
Nabors Industries, Inc.,
Gtd. Notes, 144A	9.125	01/31/30		1,725	1,812,609
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		351	346,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		105	103,824
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30		1,275	1,367,912
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		2,145	2,205,239
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,025	1,039,270
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	1,039,794
Gtd. Notes	6.625	01/16/34	GBP	300	391,696
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.625	06/15/38		42	38,598
Gtd. Notes	6.700	02/16/32		3,418	3,414,582
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,442	2,783,105
Gtd. Notes, MTN	8.750	06/02/29		2,924	3,157,628
Preem AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,760	2,077,555
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		335	336,675
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		975	1,002,192
Gtd. Notes, 144A	7.875	04/15/32		1,850	1,751,094

					49,142,448

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		100	97,603

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30		1,000	914,447
Gtd. Notes	5.500	09/15/33		1,130	1,143,054
Gtd. Notes	6.000	06/15/29		2,375	2,433,103
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,040	2,045,280
Sr. Sec’d. Notes, 144A	6.750	04/15/32		725	727,410

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125%	02/01/28	125	$126,483

				7,389,777

Pharmaceuticals 0.3%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,175	2,064,515
Gtd. Notes, 144A	6.125	08/01/28	725	724,774
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	350,000
Gtd. Notes, 144A	5.000	02/15/29	275	213,984
Gtd. Notes, 144A	5.250	01/30/30	275	198,000
Gtd. Notes, 144A	5.250	02/15/31	275	185,281
Gtd. Notes, 144A	6.250	02/15/29	1,000	820,000
Gtd. Notes, 144A	7.000	01/15/28	275	252,656
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,375	1,258,153
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	450	427,822
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	450	345,504
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	520	431,409
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,477,709

				8,749,807

Pipelines 1.1%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,275	1,274,922
Gtd. Notes, 144A	6.625	02/01/32	580	600,339
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	125	110,075
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,468,788
Sr. Unsec’d. Notes	5.150	03/15/45	55	48,995
Sr. Unsec’d. Notes(a)	5.200	04/01/30	1,335	1,376,007
Sr. Unsec’d. Notes	5.300	04/15/47	125	112,298
Sr. Unsec’d. Notes	5.400	10/01/47	60	54,230
Sr. Unsec’d. Notes	6.250	04/15/49	75	74,830
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,479,109
MPLX LP,
Sr. Unsec’d. Notes	4.800	02/15/31	1,355	1,366,579
Sr. Unsec’d. Notes	5.200	03/01/47	145	130,124
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	501,052
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	99,404
Gtd. Notes	4.950	07/13/47	255	220,829
Gtd. Notes	5.650	11/01/28	2,908	3,013,325
Gtd. Notes	5.800	11/01/30	360	378,480
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	905	948,127
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,905,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	995,044
Gtd. Notes, 144A	6.750	03/15/34	1,415	1,405,041
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	316	332,407

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 17

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29			75	$71,040
Sr. Sec’d. Notes, 144A	4.125	08/15/31			75	69,369
Sr. Sec’d. Notes, 144A	6.250	01/15/30			1,325	1,351,141
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29	(oo)		5,105	4,771,387
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34			450	471,377
Sr. Sec’d. Notes, 144A	6.750	01/15/36			450	476,767
Sr. Sec’d. Notes, 144A	7.500	05/01/33			438	482,298
Sr. Sec’d. Notes, 144A	7.750	05/01/35			733	827,108
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28			4,990	4,999,531

						38,415,555

Real Estate 0.1%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30			370	378,497
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28			1,375	1,373,302

						1,751,799

Real Estate Investment Trusts (REITs) 0.4%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29			1,441	1,428,017
COPT Defense Properties LP,
Gtd. Notes	2.000	01/15/29			2,170	2,019,111
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31			1,000	877,753
Sr. Unsec’d. Notes	4.750	02/15/28			25	23,830
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29			2,770	2,823,088
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31			250	177,360
Gtd. Notes	5.000	10/15/27			200	192,434
Sr. Sec’d. Notes, 144A	8.500	02/15/32			125	131,362
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29			1,375	1,335,992
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32			925	951,308
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29			1,500	1,417,850
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28			680	682,831
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27			993	1,004,842

						13,065,778

Retail 1.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29			1,335	1,357,441
Sr. Sec’d. Notes, 144A	6.125	06/15/29			1,110	1,140,003
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27			4,122	4,083,194
Sr. Unsec’d. Notes	1.950	08/01/28			4,000	3,749,169
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32		EUR	500	594,793
Sr. Sec’d. Notes, 144A	7.375	08/31/32		GBP	925	1,244,963

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000%	06/01/30		3,750	$3,918,823
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,552	1,727,704
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	10,700	14,636,424
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,768,801
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,377,188
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		1,805	1,621,793
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,075	996,526
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,289,745
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		2,337	2,326,237
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		390	406,326
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		2,550	2,549,695

					48,788,825

Software 0.0%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		895	897,998
Gtd. Notes, 144A(a)	9.250	06/01/30		595	599,941

					1,497,939

Telecommunications 1.4%

CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	718,580
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		129	13
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		44	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		4,265	4,254,337
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29		4,750	5,230,275
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		1,375	1,388,748
Sr. Sec’d. Notes, 144A	5.000	05/01/28		1,650	1,648,144
Sr. Sec’d. Notes, 144A(a)	8.750	05/15/30		2,000	2,090,408
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		2,625	2,436,902
Sec’d. Notes, 144A	4.875	06/15/29		2,975	2,855,192
Sr. Sec’d. Notes, 144A	6.875	06/30/33		1,220	1,250,482
Sr. Sec’d. Notes, 144A	7.000	03/31/34		2,415	2,481,993
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,805,294
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	480,366
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	1,200	1,439,337
Sr. Unsec’d. Notes	6.375	07/10/33	EUR	5,900	7,208,673
Sprint LLC,
Gtd. Notes	7.625	03/01/26		315	315,000
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, PIK 11.750%	11.750	03/01/28	GBP	3,206	252,726

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 19

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125%	12/31/32		7,200	$6,922,800
Sr. Sec’d. Notes, 144A	11.125	12/31/32		696	669,204
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,250	2,795,619
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	352,398

					47,596,491

Transportation 0.2%

Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		360	342,472
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		975	996,185
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		3,415	3,231,211
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	234,867
Gtd. Notes, 144A	7.125	02/01/32		385	405,311

					5,210,046

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		2,110	2,170,752
Sr. Unsec’d. Notes, 144A(a)	5.350	03/30/29		3,440	3,539,299

					5,710,051

TOTAL CORPORATE BONDS
(cost $720,671,619)					726,981,057

FLOATING RATE AND OTHER LOANS 1.6%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.715(c)	01/28/32		675	672,751
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28		539	528,184
Term B Loan, 3 Month SOFR + 5.100%	9.203(c)	11/17/28		3,900	3,832,292

					5,033,227

Chemicals 0.1%

Root Bidco Sarl (Portugal),
Term Loan	— (p)	09/27/30		4,125	4,609,663

Commercial Services 0.0%

OCS Group Investments Ltd. (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	9.875(c)	11/27/31	GBP	975	1,275,655

Diversified Financial Services 0.0%

Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%	6.907(c)	03/18/30		1,150	1,150,730

Healthcare-Products 0.1%

Avantor Funding, Inc.,
Incremental B-6 Euro Term Loan, 1 Month EURIBOR + 2.500%	4.397(c)	09/30/32	EUR	2,500	2,897,834

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Holding Companies-Diversified 0.0%

Cuppa Bidco BV (Netherlands),
Facility B-1 (EUR), 6 Month EURIBOR + 4.750%	6.787%(c)	06/29/29	EUR	1,000	$907,712

Insurance 0.2%

Verisure Holding AB (PUBL) (Sweden),
Term Loan	— (p)	10/31/32		4,675	5,389,986

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		203	151,297

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%^	8.965(c)	07/10/32		1,097	1,088,265
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	2,700	3,057,692

					4,145,957

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28		985	974,346

Metal Fabricate/Hardware 0.1%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		796	803,960
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		3,512	3,546,640

					4,350,600

Retail 0.5%

CDR Firefly Bidco PLC (United Kingdom),
Facility B-10, SONIA + 4.750%	8.719(c)	04/29/29	GBP	6,975	9,135,238
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.750(c)	07/01/31	EUR	4,200	4,848,392
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%	8.719(c)	07/18/32	GBP	1,575	2,078,314
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	8.719(c)	05/16/31	GBP	275	361,268

					16,423,212

Telecommunications 0.3%

Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/29		1,791	1,776,858
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	4.954(c)	07/17/29	EUR	6,100	7,057,532

					8,834,390

TOTAL FLOATING RATE AND OTHER LOANS
(cost $54,893,938)					56,144,609

MUNICIPAL BONDS 0.2%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	600,223

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 21

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	625	$581,132
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	620,113

				1,801,468

Colorado 0.0%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,229,134

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	755	769,242

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,419,798
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	207,417

				2,627,215

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	156,755

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	113,727

TOTAL MUNICIPAL BONDS
(cost $7,543,076)				6,697,541

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.9%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.199(c)	07/01/26	920	922,162
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.383(c)	08/25/34	4,612	4,653,298
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	6.513(cc)	02/25/37	13	13,447
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	6,783	6,516,208
Series 2024-RP02, Class A2, 144A	4.229(cc)	02/25/63	593	531,138
Series 2024-RP02, Class B1, 144A	4.229(cc)	02/25/63	180	141,320
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	48,408
Series 2024-RP02, Class B3, PO, 144A	11.267(s)	02/25/63	165	22,344
Series 2024-RP02, Class B4, PO, 144A	14.581(s)	02/25/63	298	27,135
Series 2024-RP02, Class M1, 144A	4.229(cc)	02/25/63	399	343,069
Series 2024-RP02, Class M2, 144A	4.229(cc)	02/25/63	304	250,004
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	9	7,829
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	8,787	879
Series 2025-RP01, Class A1, 144A	4.020(cc)	01/25/64	9,581	9,063,840
Series 2025-RP01, Class A2, 144A	4.020(cc)	01/25/64	442	338,628
Series 2025-RP01, Class B1, 144A	4.020(cc)	01/25/64	177	111,942
Series 2025-RP01, Class B2, 144A	4.020(cc)	01/25/64	112	65,213
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64	141	69,319
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	134	54,638
Series 2025-RP01, Class M1, 144A	4.020(cc)	01/25/64	377	269,586
Series 2025-RP01, Class M2, 144A	4.020(cc)	01/25/64	236	159,796
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	21	18,237
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	11,286	1,129

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Clavel Residential DAC (Spain),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.565%(c)	10/28/66	EUR	4,500	$5,087,497
Series 2025-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.065(c)	10/28/66	EUR	2,575	2,906,406
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	10/25/41		600	611,970
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.333(c)	12/25/41		318	325,149
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.183(c)	01/25/42		1,900	1,942,241
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.433(c)	03/25/42		1,000	1,066,880
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.433(c)	03/25/42		290	305,804
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	03/25/42		1,000	1,027,970
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	06/25/43		1,400	1,458,239
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.883(c)	07/25/44		250	250,938
Cross Mortgage Trust,
Series 2025-H06, Class M1, 144A	6.061(cc)	07/25/70		5,000	4,978,161
Series 2025-H07, Class A3, 144A	5.289(cc)	09/25/70		3,442	3,432,432
Series 2025-H07, Class M1, 144A	5.637(cc)	09/25/70		2,400	2,384,848
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.633(c)	04/25/34		364	365,948
Fannie Mae REMIC,
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		10,136	10,270,072
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683(c)	10/25/41		1,272	1,277,178
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.983(c)	11/25/41		100	100,861
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.283(c)	09/25/41		100	100,719
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.533(c)	12/25/41		100	101,219
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.683(c)	01/25/42		70	71,205
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.083(c)	04/25/42		2,020	2,097,590
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533(c)	05/25/42		200	207,301
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.533(c)	08/25/42		600	642,564
Freddie Mac REMIC,
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		6,792	6,881,855
GS Mortgage-Backed Securities Trust,
Series 2025-DSC01, Class A1, 144A	4.974(cc)	06/25/65		9,261	9,234,887
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.191(cc)	07/25/35		6	6,488
Kinbane DAC (Ireland),
Series 2025-RPL2A, Class B, 144A, 1 Month EURIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.490(c)	08/24/75	EUR	4,400	5,013,777
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		9,166	9,161,092
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		6,500	6,502,735
Series 2025-RTL03, Class A2, 144A	5.673(cc)	08/25/40		2,000	2,007,699
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	2.750	06/27/27		5,000	5,004,655
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026(c)	05/26/66	EUR	3,100	3,471,693
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM07, Class A3, 144A	5.340(cc)	09/25/70		3,967	3,959,878
Series 2025-NQM07, Class M1, 144A	5.844(cc)	09/25/70		3,500	3,481,925
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.856(c)	01/25/48		716	703,205
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		6,821	6,900,948
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		764	770,823
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		1,313	1,322,915
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		10,400	79,751
Series 2025-INV01, Class B1, 144A	6.595(cc)	02/25/70		405	402,595
Series 2025-INV01, Class B2, 144A	6.595(cc)	02/25/70		319	310,023
Series 2025-INV01, Class B3, 144A	6.595(cc)	02/25/70		200	182,399
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		578	585,413
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		10,400	234,003

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 23

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.083%(c)	04/25/34		559	$563,805
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.683(c)	05/25/33		29,275	29,618,379
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.545(c)	03/29/27		7,817	7,897,764
PRET Trust,
Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		5,041	5,057,585
PRPM LLC,
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		3,210	3,217,175
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		10,957	10,980,898
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		3,501	3,432,680
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		683	653,987
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		403	381,136
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		393	367,151
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		139	128,664
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.883(c)	11/25/31		347	351,264
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.883(c)	07/25/33		290	291,030
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		5,792	5,805,265
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-37A, Class 3A7	6.058(cc)	12/25/33		155	152,445
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		2,531	2,531,430
Verus Securitization Trust,
Series 2025-08, Class M1, 144A	5.731	09/25/70		3,200	3,220,367

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $203,752,516)					205,512,545

SOVEREIGN BONDS 4.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500	11/12/25		5,320	5,320,000
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	118	107,018
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	621,852
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		987	984,365
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.500	11/06/30		6,770	6,905,400
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,390	13,075,184
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	1,511	1,702,032
Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,461,281
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		1,637	1,663,192
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,945,640
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,590,410
Sr. Unsec’d. Notes, 144A(a)	6.600	06/01/36		3,340	3,525,804
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		8,700	8,625,789
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A(a)	6.750	09/23/55		9,670	10,478,637
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,812	3,130,271
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	4,202	4,855,544
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,923	6,856,161
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	3,181,544
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		9,630	10,113,907
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		30,000	28,743,750

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750%	07/24/26	EUR	20,000	$23,200,078
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		1,542	1,583,387
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		5,790	5,924,618
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,683,573
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,917,040
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	738,206
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,043	2,357,072
Sr. Unsec’d. Notes	6.250	05/26/28		937	976,242
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,657,825
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	3,263,904
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	995,685
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	3,115,999

TOTAL SOVEREIGN BONDS
(cost $160,395,939)					169,301,410

U.S. GOVERNMENT AGENCY OBLIGATIONS 11.6%
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,281	1,113,267
Federal Home Loan Mortgage Corp.	2.500	01/01/51		453	387,176
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,531	2,156,394
Federal Home Loan Mortgage Corp.	2.500	04/01/51		5,956	5,084,904
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,898	1,611,931
Federal Home Loan Mortgage Corp.	2.500	07/01/51		445	380,042
Federal Home Loan Mortgage Corp.	2.500	07/01/51		904	771,245
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,340	2,898,996
Federal Home Loan Mortgage Corp.	2.500	01/01/52		884	764,600
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,654	1,409,268
Federal Home Loan Mortgage Corp.	2.500	03/01/52		1,479	1,258,740
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,453	3,202,201
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,271	1,131,220
Federal Home Loan Mortgage Corp.	3.000	11/01/51		1,746	1,556,528
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,539	1,387,345
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,477	2,201,113
Federal Home Loan Mortgage Corp.	3.000	03/01/52		496	446,887
Federal Home Loan Mortgage Corp.	3.500	10/01/45		2,329	2,215,153
Federal Home Loan Mortgage Corp.	3.500	09/01/46		6,052	5,754,412
Federal Home Loan Mortgage Corp.	3.500	01/01/52		7,200	6,662,666
Federal Home Loan Mortgage Corp.	3.500	02/01/52		820	759,075
Federal Home Loan Mortgage Corp.	3.500	05/01/52		300	276,741
Federal Home Loan Mortgage Corp.	4.000	05/01/52		5,698	5,431,408
Federal Home Loan Mortgage Corp.	4.500	09/01/42		9,335	9,412,599
Federal Home Loan Mortgage Corp.	4.500	06/01/52		955	935,180
Federal Home Loan Mortgage Corp.	5.000	07/01/52		4,091	4,094,615
Federal Home Loan Mortgage Corp.	5.000	08/01/52		1,932	1,928,610
Federal Home Loan Mortgage Corp.	5.000	09/01/52		6,530	6,528,306
Federal Home Loan Mortgage Corp.	5.000	10/01/52		6,609	6,607,111
Federal Home Loan Mortgage Corp.	5.000	11/01/52		1,115	1,115,276
Federal Home Loan Mortgage Corp.	5.000	12/01/52		812	811,725
Federal Home Loan Mortgage Corp.	5.000	01/01/53		2,807	2,806,029
Federal Home Loan Mortgage Corp.	5.500	11/01/52		7,256	7,372,281
Federal Home Loan Mortgage Corp.	5.500	09/01/54		999	1,009,583
Federal Home Loan Mortgage Corp.	5.500	10/01/54		2,560	2,587,938
Federal Home Loan Mortgage Corp.	5.500	11/01/54		29,844	30,156,132
Federal Home Loan Mortgage Corp.(h)	5.500	01/01/55		48,663	49,171,070
Federal Home Loan Mortgage Corp.	6.000	11/01/52		4,817	4,948,758
Federal Home Loan Mortgage Corp.	6.000	01/01/53		1,481	1,520,002
Federal Home Loan Mortgage Corp.	6.000	03/01/53		1,591	1,632,476
Federal Home Loan Mortgage Corp.	6.000	03/01/53		1,689	1,750,840
Federal Home Loan Mortgage Corp.	6.000	04/01/53		1,186	1,218,923
Federal Home Loan Mortgage Corp.	6.000	12/01/54		11,539	11,799,391

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 25

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	TBA	3,500	$2,838,026
Federal National Mortgage Assoc.	2.500	02/01/51	1,832	1,562,132
Federal National Mortgage Assoc.	2.500	03/01/51	1,509	1,290,042
Federal National Mortgage Assoc.	2.500	06/01/51	6,837	5,837,709
Federal National Mortgage Assoc.	2.500	07/01/51	2,768	2,363,168
Federal National Mortgage Assoc.	3.000	08/01/43	335	310,166
Federal National Mortgage Assoc.	3.000	04/01/48	4,881	4,517,870
Federal National Mortgage Assoc.	3.000	07/01/51	455	406,410
Federal National Mortgage Assoc.	3.000	10/01/51	1,858	1,653,149
Federal National Mortgage Assoc.	3.000	02/01/52	436	387,759
Federal National Mortgage Assoc.	3.000	04/01/52	3,459	3,085,144
Federal National Mortgage Assoc.	3.500	01/01/50	620	589,886
Federal National Mortgage Assoc.	3.500	07/01/51	910	845,236
Federal National Mortgage Assoc.	3.500	04/01/52	270	249,265
Federal National Mortgage Assoc.	3.500	05/01/52	15,481	14,296,523
Federal National Mortgage Assoc.	3.500	06/01/52	986	915,710
Federal National Mortgage Assoc.	3.500	06/01/52	2,248	2,085,031
Federal National Mortgage Assoc.	4.000	03/01/48	9,041	8,847,641
Federal National Mortgage Assoc.	4.000	04/01/52	927	888,821
Federal National Mortgage Assoc.	4.000	05/01/52	3,746	3,571,115
Federal National Mortgage Assoc.	4.000	04/01/53	1,868	1,781,492
Federal National Mortgage Assoc.	4.500	06/01/52	4,640	4,543,548
Federal National Mortgage Assoc.	5.000	TBA	500	497,111
Federal National Mortgage Assoc.	5.000	07/01/52	1,952	1,951,052
Federal National Mortgage Assoc.	5.000	08/01/52	3,433	3,432,141
Federal National Mortgage Assoc.	5.000	09/01/52	3,473	3,472,483
Federal National Mortgage Assoc.	5.000	01/01/55	7,412	7,377,060
Federal National Mortgage Assoc.	5.500	10/01/52	2,349	2,382,364
Federal National Mortgage Assoc.(k)	5.500	11/01/52	21,489	21,866,339
Federal National Mortgage Assoc.	5.500	12/01/54	19,878	20,086,441
Federal National Mortgage Assoc.	5.500	01/01/55	6,436	6,503,174
Federal National Mortgage Assoc.	6.000	11/01/52	831	854,194
Federal National Mortgage Assoc.	6.000	12/01/52	1,113	1,145,803
Federal National Mortgage Assoc.	6.000	01/01/53	2,774	2,849,346
Federal National Mortgage Assoc.	6.000	04/01/53	1,166	1,198,583
Federal National Mortgage Assoc.	6.000	12/01/54	2,338	2,392,230
Government National Mortgage Assoc.	2.000	10/20/50	8,662	7,207,502
Government National Mortgage Assoc.	3.500	12/20/51	10,021	9,230,720
Government National Mortgage Assoc.	3.500	01/20/52	1,392	1,285,225
Government National Mortgage Assoc.	3.500	03/20/52	2,297	2,123,123
Government National Mortgage Assoc.	3.500	04/20/52	1,021	940,022
Government National Mortgage Assoc.	4.000	01/20/50	1,729	1,655,604
Government National Mortgage Assoc.	4.000	06/20/52	5,094	4,868,477
Government National Mortgage Assoc.	4.000	08/20/52	5,855	5,592,797
Government National Mortgage Assoc.	4.500	07/20/52	833	819,402
Government National Mortgage Assoc.	4.500	08/20/52	5,576	5,484,309
Government National Mortgage Assoc.	5.000	02/20/54	872	872,024
Government National Mortgage Assoc.	5.500	08/20/54	5,579	5,632,784
Government National Mortgage Assoc.	5.500	09/20/54	5,137	5,187,386
Government National Mortgage Assoc.	5.500	10/20/54	13,251	13,373,450
Government National Mortgage Assoc.	6.500	TBA	2,500	2,573,257

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $396,720,473)				401,988,403

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds	1.625	11/15/50	48,600	26,426,250
U.S. Treasury Bonds	2.250	05/15/41	20,165	15,057,584
U.S. Treasury Bonds	2.375	11/15/49	72,235	47,787,967
U.S. Treasury Bonds	3.000	02/15/49	4,085	3,089,920
U.S. Treasury Bonds	3.250	05/15/42	5,630	4,771,425
U.S. Treasury Bonds	3.375	11/15/48	68,955	55,928,970
U.S. Treasury Bonds	3.625	02/15/53	1,000	834,844

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	4.125%	08/15/44	30,000	$28,078,125
U.S. Treasury Bonds	4.375	08/15/43	9,710	9,446,009
U.S. Treasury Notes	1.250	11/30/26	166,200	161,921,648
U.S. Treasury Notes	3.875	09/30/29	4,110	4,142,109
U.S. Treasury Notes	3.875	12/31/29	11,595	11,684,680
U.S. Treasury Notes(k)	4.000	12/15/25	8,210	8,210,000
U.S. Treasury Notes	4.000	01/15/27	68,890	69,140,264
U.S. Treasury Notes	4.125	02/28/27	9,580	9,635,384
U.S. Treasury Notes	4.250	06/30/29	38,500	39,294,063
U.S. Treasury Notes	4.375	12/15/26	113,060	113,854,953
U.S. Treasury Notes(h)	4.625	09/30/30	36,945	38,445,891
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	566,421
U.S. Treasury Strips Coupon(k)	3.513(s)	11/15/41	23,665	11,072,650
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	78,242
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	180,225
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	430	162,208

TOTAL U.S. TREASURY OBLIGATIONS (cost $661,610,117)				659,809,832

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 7.3%
PGIM AAA CLO ETF			2,265,550	116,607,858
PGIM Active High Yield Bond ETF			325,000	11,563,500
PGIM Corporate Bond 5-10 Year ETF			75,000	3,821,993
PGIM Floating Rate Income ETF			50,000	2,496,550
PGIM Ultra Short Bond ETF			2,350,000	117,100,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $250,737,795)(wa)				251,590,401

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*			56,219	1,143,101

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)*(x)			6,534	1,048,178

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^			3,219	55,656
Codere Group Topco SA (Spain) (Class A2 Stock)*^			8,633	149,262

				204,918

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			28,420	207,835

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.			12,570	1,298,607

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*(x)			147,816	2,485,230

TOTAL COMMON STOCKS (cost $1,476,790)				6,387,869

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)			545	545,000

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 27

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	9,592	$117,179

TOTAL PREFERRED STOCKS (cost $584,180)		662,179

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	34	196

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	53,156	1

TOTAL WARRANTS (cost $1,320)		197

TOTAL LONG-TERM INVESTMENTS (cost $3,411,289,766)		3,451,204,599

	Shares

SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS 1.5%

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	22,257,829	22,257,829
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $28,161,641; includes $28,052,683 of cash collateral for securities on loan)(b)(wa)	28,183,588	28,166,679

TOTAL AFFILIATED MUTUAL FUNDS (cost $50,419,470)		50,424,508

OPTIONS PURCHASED*~ 0.0% (cost $1,032,322)		773,449

TOTAL SHORT-TERM INVESTMENTS (cost $51,451,792)		51,197,957

OPTIONS WRITTEN*~ (0.1)% (premiums received $2,784,820)		(1,814,269)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.9% (cost $3,459,956,738)		3,500,588,287
Liabilities in excess of other assets(z) (0.9)%		(30,311,644)

NET ASSETS 100.0%		$3,470,276,643

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

See Notes to Financial Statements.

28

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CA—Credit Agricole Securities Inc.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

COP—Certificates of Participation

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PO—Principal Only

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,204,410 and 0.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,479,888; cash collateral of $28,052,683 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 29

Schedule of Investments (continued)

as of October 31, 2025

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$2,454,600	$2,342,250	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	2,389,640	2,274,750	0.1
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A, 9.250%, 10/01/29	01/21/25	1,173,000	1,041,325	0.0
Diamond Sports Group LLC*	01/02/25	74,408	207,835	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	4	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	33,730	117,179	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	178,523	2,485,230	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	4,289,344	4,254,337	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	550,450	545,000	0.0
Ferrellgas Partners LP (Class B Stock)*	10/25/19	1,794,337	1,048,178	0.0

Total		$12,938,049	$14,316,098	0.4%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at October 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $70,534)	72	$70,974	$ 440	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $117,557)	119	118,290	733	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%(p), Maturity Date 04/01/30 (cost $1,200,000)	1,200	1,208,004	8,004	—

		$1,397,268	$9,177	$—

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $97,143,457)	5.500%	TBA	12/11/25	(96,000)	$(96,920,979)

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.75	182	455	$1,138

(cost $2,563)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	20,025	$108
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	40,050	214
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR 4,947	—

See Notes to Financial Statements.

30

Option Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	2,192	$—
Currency Option EUR vs HUF	Call	CITI	11/04/25	440.00	—	EUR	3,898	—
Currency Option EUR vs HUF	Call	MSI	11/05/25	430.00	—	EUR	3,653	—
Currency Option EUR vs HUF	Call	MSI	11/26/25	430.00	—	EUR	3,653	96
Currency Option EUR vs PLN	Call	MSI	11/13/25	5.00	—	EUR	3,665	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	1,822	76
Currency Option EUR vs RON	Call	CITI	11/05/25	5.80	—	EUR	3,638	—
Currency Option EUR vs TRY	Call	JPM	11/18/25	99.00	—	EUR	7,357	2,451
Currency Option EUR vs TRY	Call	CITI	11/20/25	99.00	—	EUR	7,274	3,047
Currency Option EUR vs TRY	Call	JPM	11/27/25	99.00	—	EUR	12,729	5,313
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00	—		4,249	—
Currency Option USD vs BRL	Call	MSI	11/25/25	7.00	—		4,249	65
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		34,141	29
Currency Option USD vs COP	Call	MSI	11/13/25	5,000.00	—		4,252	1
Currency Option USD vs KRW	Call	MSI	11/12/25	1,600.00	—		1,708	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00	—		11,069	148
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00	—		4,274	542
Currency Option USD vs TRY	Call	CITI	11/13/25	99.00	—		8,504	1,024
Currency Option USD vs TRY	Call	JPM	11/27/25	99.00	—		4,274	2,214
Currency Option USD vs TWD	Call	MSI	11/13/25	34.00	—		4,252	5
Currency Option USD vs TWD	Call	JPM	11/20/25	33.00	—		4,255	159
Currency Option USD vs ZAR	Call	MSI	11/13/25	21.00	—		4,252	10
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	5,466	7,717
Currency Option EUR vs USD	Put	CITI	11/04/25	1.00	—	EUR	3,641	—
Currency Option USD vs CLP	Put	CITI	11/13/25	800.00	—		4,257	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		34,141	4,256
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		21,318	10
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		6,142	3
Currency Option USD vs JPY	Put	CITI	11/13/25	130.00	—		8,540	—
Currency Option USD vs JPY	Put	MSI	11/20/25	130.00	—		4,257	1
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00	—		8,510	7
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		8,817	—
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		4,245	2
Currency Option USD vs TWD	Put	CITI	11/19/25	27.00	—		6,392	72
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		2,126	—
Currency Option USD vs ZAR	Put	MSI	11/13/25	15.00	—		2,266	—

Total OTC Traded (cost $116,259)								$27,570

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	420,000	$744,741

(cost $913,500)

Total Options Purchased (cost $1,032,322)								$773,449

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.25	83	208	$(519)

(premiums received $397)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 31

Schedule of Investments (continued)

as of October 31, 2025

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPM	11/05/25	24.28	—	EUR	4,947	$(16,922)
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.36	—	EUR	2,192	(2,516)
Currency Option EUR vs HUF	Call	CITI	11/04/25	390.00	—	EUR	3,898	(1,680)
Currency Option EUR vs HUF	Call	MSI	11/26/25	390.00	—	EUR	3,653	(16,402)
Currency Option EUR vs PLN	Call	MSI	11/13/25	4.25	—	EUR	3,665	(16,103)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	1,822	(13,592)
Currency Option EUR vs RON	Call	CITI	11/05/25	5.11	—	EUR	3,638	(2,581)
Currency Option EUR vs TRY	Call	JPM	11/18/25	52.00	—	EUR	7,357	(30,139)
Currency Option EUR vs TRY	Call	CITI	11/20/25	52.00	—	EUR	7,274	(35,237)
Currency Option EUR vs TRY	Call	JPM	11/27/25	52.00	—	EUR	12,729	(84,500)
Currency Option USD vs BRL	Call	MSI	11/25/25	5.50	—		4,249	(23,416)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		34,141	(5,780)
Currency Option USD vs COP	Call	MSI	11/13/25	3,950.00	—		4,252	(11,825)
Currency Option USD vs KRW	Call	MSI	11/12/25	1,400.00	—		1,708	(35,396)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		11,069	(347,851)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00	—		4,274	(7,506)
Currency Option USD vs TRY	Call	CITI	11/13/25	44.50	—		8,504	(14,960)
Currency Option USD vs TRY	Call	JPM	11/27/25	43.00	—		4,274	(36,285)
Currency Option USD vs TWD	Call	MSI	11/13/25	30.30	—		4,252	(71,847)
Currency Option USD vs TWD	Call	JPM	11/20/25	30.25	—		4,255	(80,309)
Currency Option USD vs ZAR	Call	MSI	11/13/25	17.60	—		4,252	(10,129)
Currency Option EUR vs USD	Put	CITI	11/04/25	1.18	—	EUR	3,641	(81,461)
Currency Option USD vs CLP	Put	CITI	11/13/25	940.00	—		4,257	(28,156)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		13,730	(12,284)
Currency Option USD vs JPY	Put	CITI	11/13/25	150.90	—		8,540	(7,374)
Currency Option USD vs JPY	Put	MSI	11/20/25	150.90	—		4,257	(7,731)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		8,510	(88,502)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		8,817	(425)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		4,245	(1,192)
Currency Option USD vs TWD	Put	CITI	11/19/25	30.30	—		6,392	(9,589)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		2,126	(709)
Currency Option USD vs ZAR	Put	MSI	11/13/25	17.40	—		2,266	(18,569)

Total OTC Traded (premiums received $1,850,621)								$(1,120,968)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.45.V1, 12/20/30	Call	JPM	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	420,000	$(315,645)

CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	346,580	(50,529)

CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	33,715	(3,203)

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	77,010	(12,775)

CDX.NA.IG.45.V1, 12/20/30	Put	JPM	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	420,000	(310,630)

Total OTC Swaptions (premiums received $933,802)								$(692,782)

Total Options Written (premiums received $2,784,820)								$(1,814,269)

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4,243	3 Month CME SOFR	Dec. 2025	$1,017,259,250	$(232,477)
358	20 Year U.S. Treasury Bonds	Dec. 2025	41,997,875	503,306
191	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	23,164,719	(334,947)

				(64,118)

Short Positions:
268	30 Day Federal Funds	Jan. 2026	107,526,851	117,960

See Notes to Financial Statements.

32

Futures contracts outstanding at October 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
406	3 Month CME SOFR	Mar. 2026	$97,668,375	$(76,868)
406	3 Month CME SOFR	Jun. 2026	97,851,075	(36,268)
3,181	2 Year U.S. Treasury Notes	Dec. 2025	662,418,400	117,003
223	5 Year Euro-Bobl	Dec. 2025	30,397,663	(62,779)
3,403	5 Year U.S. Treasury Notes	Dec. 2025	371,644,829	410,281
106	10 Year Euro-Bund	Dec. 2025	15,808,987	(154,070)
283	10 Year U.S. Treasury Notes	Dec. 2025	31,886,142	129,624
309	10 Year U.S. Ultra Treasury Notes	Dec. 2025	35,684,673	114,998
193	Euro Schatz Index	Dec. 2025	23,821,172	17,621
420	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2025	61,359,900	(810,178)

				(232,676)

				$(296,794)

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	GSI	BRL	126,647	$23,646,633	$23,509,522	$—	$(137,111)
Expiring 11/04/25	MSI	BRL	16,442	3,035,000	3,052,107	17,107	—
Expiring 12/02/25	GSI	BRL	130,935	24,341,501	24,141,042	—	(200,459)
Chilean Peso,
Expiring 12/17/25	BNP	CLP	5,612,297	5,878,000	5,955,223	77,223	—
Expiring 12/17/25	CA	CLP	4,320,173	4,453,465	4,584,147	130,682	—
Expiring 12/17/25	TD	CLP	2,428,160	2,594,000	2,576,528	—	(17,472)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	42,403	5,973,000	5,972,032	—	(968)
Expiring 12/17/25	HSBC	CNH	58,811	8,304,000	8,282,960	—	(21,040)
Expiring 12/17/25	JPM	CNH	43,694	6,157,000	6,153,947	—	(3,053)
Expiring 12/17/25	MSI	CNH	52,235	7,355,000	7,356,854	1,854	—
Expiring 12/17/25	MSI	CNH	43,485	6,130,000	6,124,466	—	(5,534)
Expiring 12/17/25	MSI	CNH	22,489	3,172,000	3,167,305	—	(4,695)
Expiring 12/17/25	SSB	CNH	78,289	11,025,000	11,026,308	1,308	—
Expiring 12/17/25	UAG	CNH	38,994	5,494,000	5,491,980	—	(2,020)
Colombian Peso,
Expiring 12/17/25	BOA	COP	12,703,633	3,228,000	3,274,284	46,284	—
Expiring 12/17/25	HSBC	COP	12,928,653	3,321,000	3,332,282	11,282	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	88,348	4,248,000	4,193,101	—	(54,899)
Euro,
Expiring 11/05/25	CITI	EUR	11,985	13,966,000	13,818,552	—	(147,448)
Expiring 01/22/26	CITI	EUR	1,817	2,134,000	2,103,475	—	(30,525)
Indian Rupee,
Expiring 12/17/25	BOA	INR	586,325	6,577,500	6,587,515	10,015	—
Expiring 12/17/25	BOA	INR	220,288	2,497,000	2,474,992	—	(22,008)
Expiring 12/17/25	CITI	INR	204,926	2,299,050	2,302,395	3,345	—
Expiring 12/17/25	HSBC	INR	476,631	5,341,000	5,355,073	14,073	—
Expiring 12/17/25	HSBC	INR	252,981	2,852,000	2,842,308	—	(9,692)
Expiring 12/17/25	MSI	INR	440,600	4,945,000	4,950,251	5,251	—
Expiring 12/17/25	MSI	INR	233,633	2,622,000	2,624,932	2,932	—
Expiring 12/17/25	SCB	INR	5,197,100	58,633,193	58,390,780	—	(242,413)
Expiring 12/17/25	SCB	INR	514,497	5,776,000	5,780,511	4,511	—
Expiring 12/17/25	SCB	INR	491,312	5,512,000	5,520,021	8,021	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	77,506,518	4,660,000	4,656,368	—	(3,632)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 33

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/17/25	HSBC	IDR	141,898,126	$8,546,000	$8,524,830	$—	$(21,170)
Expiring 12/17/25	HSBC	IDR	98,457,170	5,998,000	5,915,022	—	(82,978)
Expiring 12/17/25	HSBC	IDR	86,902,587	5,203,000	5,220,856	17,856	—
Expiring 12/17/25	HSBC	IDR	81,516,911	4,899,000	4,897,301	—	(1,699)
Expiring 12/17/25	HSBC	IDR	81,197,784	4,944,000	4,878,128	—	(65,872)
Expiring 12/17/25	HSBC	IDR	72,258,752	4,384,500	4,341,097	—	(43,403)
Expiring 12/17/25	HSBC	IDR	66,272,936	4,000,000	3,981,487	—	(18,513)
Expiring 12/17/25	HSBC	IDR	57,620,869	3,464,000	3,461,695	—	(2,305)
Expiring 12/17/25	HSBC	IDR	53,598,475	3,260,000	3,220,042	—	(39,958)
Expiring 12/17/25	HSBC	IDR	50,035,258	2,990,000	3,005,974	15,974	—
Expiring 12/17/25	SCB	IDR	71,097,671	4,270,999	4,271,342	343	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	1,441,142	9,574,371	9,429,289	—	(145,082)
Expiring 01/22/26	MSI	JPY	617,700	4,104,845	4,041,567	—	(63,278)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	207,293	6,924,782	6,742,793	—	(181,989)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	33,573	9,531,251	9,958,208	426,957	—
Expiring 12/17/25	CITI	PEN	16,786	4,772,943	4,979,105	206,162	—
Expiring 12/17/25	CITI	PEN	14,462	4,270,000	4,289,526	19,526	—
Expiring 12/17/25	CITI	PEN	13,423	3,810,000	3,981,598	171,598	—
Expiring 12/17/25	CITI	PEN	11,967	3,546,000	3,549,579	3,579	—
Expiring 12/17/25	CITI	PEN	11,607	3,417,000	3,442,767	25,767	—
Expiring 12/17/25	CITI	PEN	10,279	3,050,000	3,048,844	—	(1,156)
Expiring 12/17/25	CITI	PEN	9,610	2,827,000	2,850,364	23,364	—
Expiring 12/17/25	CITI	PEN	8,236	2,436,500	2,443,003	6,503	—
Expiring 12/17/25	CITI	PEN	6,684	1,978,800	1,982,687	3,887	—
Expiring 12/17/25	CITI	PEN	5,274	1,553,800	1,564,457	10,657	—
Expiring 12/17/25	CITI	PEN	4,362	1,276,896	1,293,797	16,901	—
Expiring 12/17/25	CITI	PEN	4,332	1,276,679	1,285,056	8,377	—
Expiring 12/17/25	SCB	PEN	15,032	4,417,000	4,458,823	41,823	—
Expiring 12/17/25	SCB	PEN	13,473	3,833,000	3,996,424	163,424	—
Expiring 12/17/25	SSB	PEN	16,786	4,763,056	4,979,104	216,048	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	1,809,764	31,478,809	30,809,483	—	(669,326)
Expiring 12/17/25	SCB	PHP	134,942	2,357,000	2,297,254	—	(59,746)
Expiring 12/17/25	UAG	PHP	100,434	1,715,947	1,709,798	—	(6,149)
Singapore Dollar,
Expiring 12/17/25	MSI	SGD	5,066	3,906,000	3,906,343	343	—
Expiring 12/17/25	MSI	SGD	4,431	3,462,000	3,416,578	—	(45,422)
Expiring 12/17/25	UAG	SGD	4,279	3,341,000	3,299,641	—	(41,359)
South African Rand,
Expiring 12/17/25	BARC	ZAR	64,148	3,648,070	3,687,880	39,810	—
Thai Baht,
Expiring 12/17/25	BOA	THB	85,103	2,636,000	2,641,996	5,996	—
Expiring 12/17/25	CITI	THB	119,868	3,687,000	3,721,255	34,255	—
Expiring 12/17/25	HSBC	THB	82,887	2,534,000	2,573,198	39,198	—
Expiring 12/17/25	HSBC	THB	72,370	2,217,000	2,246,683	29,683	—
Expiring 12/17/25	JPM	THB	108,792	3,343,000	3,377,391	34,391	—
Expiring 12/17/25	JPM	THB	103,015	3,208,000	3,198,068	—	(9,932)
Expiring 12/17/25	MSI	THB	69,725	2,151,000	2,164,574	13,574	—
Expiring 12/17/25	SCB	THB	153,622	4,729,000	4,769,119	40,119	—

				$449,907,590	$449,455,287	1,950,003	(2,402,306)

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	GSI	BRL	130,935	$24,503,671	$24,305,643	$198,028	$—
Expiring 11/04/25	GSI	BRL	12,153	2,268,000	2,255,986	12,014	—
British Pound,
Expiring 01/22/26	BNY	GBP	49,743	66,122,615	65,348,214	774,401	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	2,485,188	2,584,000	2,637,040	—	(53,040)
Expiring 12/17/25	CITI	CLP	2,559,529	2,670,000	2,715,923	—	(45,923)
Expiring 12/17/25	CITI	CLP	2,072,408	2,154,000	2,199,038	—	(45,038)
Expiring 12/17/25	HSBC	CLP	5,287,369	5,571,000	5,610,442	—	(39,442)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	30,208	4,269,000	4,254,463	14,537	—
Expiring 12/17/25	TD	CNH	338,650	47,775,185	47,695,718	79,467	—
Colombian Peso,
Expiring 12/17/25	CITI	COP	6,326,717	1,618,500	1,630,673	—	(12,173)
Expiring 12/17/25	CITI	COP	6,277,333	1,607,100	1,617,944	—	(10,844)
Expiring 12/17/25	GSI	COP	9,016,855	2,254,214	2,324,040	—	(69,826)
Expiring 12/17/25	GSI	COP	7,955,207	1,983,199	2,050,406	—	(67,207)
Expiring 12/17/25	HSBC	COP	6,381,633	1,639,250	1,644,827	—	(5,577)
Expiring 12/17/25	MSI	COP	9,016,855	2,269,876	2,324,040	—	(54,164)
Czech Koruna,
Expiring 01/22/26	BNP	CZK	343,244	16,482,151	16,290,812	191,339	—
Euro,
Expiring 11/05/25	BOA	EUR	3,300	3,826,684	3,804,792	21,892	—
Expiring 11/05/25	CITI	EUR	8,742	10,139,317	10,080,085	59,232	—
Expiring 01/22/26	DB	EUR	124,124	144,272,601	143,733,000	539,601	—
Expiring 01/22/26	SSB	EUR	93,559	109,642,213	108,338,543	1,303,670	—
Expiring 01/22/26	UAG	EUR	93,559	109,333,003	108,338,544	994,459	—
Indian Rupee,
Expiring 12/17/25	BOA	INR	1,247,913	14,151,000	14,020,631	130,369	—
Expiring 12/17/25	BOA	INR	387,658	4,375,000	4,355,437	19,563	—
Expiring 12/17/25	BOA	INR	273,299	3,101,000	3,070,585	30,415	—
Expiring 12/17/25	MSI	INR	771,769	8,732,000	8,671,029	60,971	—
Expiring 12/17/25	MSI	INR	339,467	3,846,000	3,814,003	31,997	—
Expiring 12/17/25	SCB	INR	421,648	4,766,000	4,737,326	28,674	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	41,766,651	2,510,000	2,509,220	780	—
Expiring 12/17/25	BOA	IDR	41,398,566	2,489,000	2,487,106	1,894	—
Expiring 12/17/25	HSBC	IDR	39,638,412	2,388,000	2,381,361	6,639	—
Expiring 12/17/25	HSBC	IDR	20,941,845	1,258,600	1,258,126	474	—
Expiring 12/17/25	HSBC	IDR	17,952,742	1,078,800	1,078,549	251	—
Expiring 12/17/25	JPM	IDR	95,192,935	5,759,181	5,718,916	40,265	—
Expiring 12/17/25	JPM	IDR	41,819,955	2,517,000	2,512,422	4,578	—
Expiring 12/17/25	SCB	IDR	62,337,481	3,775,000	3,745,056	29,944	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	70,940	3,766,945	3,799,432	—	(32,487)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	17,875	5,106,000	5,302,134	—	(196,134)
Expiring 12/17/25	CITI	PEN	12,464	3,567,000	3,696,949	—	(129,949)
Expiring 12/17/25	CITI	PEN	12,343	3,528,000	3,661,133	—	(133,133)
Expiring 12/17/25	CITI	PEN	12,141	3,463,000	3,601,281	—	(138,281)
Expiring 12/17/25	CITI	PEN	10,665	3,043,000	3,163,395	—	(120,395)
Expiring 12/17/25	CITI	PEN	9,650	2,764,000	2,862,473	—	(98,473)
Expiring 12/17/25	SCB	PEN	12,322	3,526,000	3,654,759	—	(128,759)
Expiring 12/17/25	SSB	PEN	12,604	3,584,000	3,738,445	—	(154,445)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	231,251	3,965,000	3,936,820	28,180	—
Expiring 12/17/25	CITI	PHP	227,503	3,897,000	3,873,018	23,982	—
Expiring 12/17/25	CITI	PHP	192,303	3,287,000	3,273,767	13,233	—
Expiring 12/17/25	CITI	PHP	186,606	3,178,000	3,176,784	1,216	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 35

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/17/25	CITI	PHP	158,317	$2,696,000	$2,695,198	$802	$—
Expiring 12/17/25	CITI	PHP	79,672	1,344,630	1,356,339	—	(11,709)
Expiring 12/17/25	HSBC	PHP	279,510	4,755,000	4,758,385	—	(3,385)
Expiring 12/17/25	HSBC	PHP	239,242	4,106,000	4,072,868	33,132	—
Expiring 12/17/25	HSBC	PHP	190,590	3,267,000	3,244,615	22,385	—
Expiring 12/17/25	MSI	PHP	108,455	1,860,296	1,846,346	13,950	—
Expiring 12/17/25	SCB	PHP	67,871	1,151,800	1,155,438	—	(3,638)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	24,819	6,803,000	6,715,009	87,991	—
Expiring 01/22/26	JPM	PLN	12,172	3,319,500	3,293,090	26,410	—
Expiring 01/22/26	MSI	PLN	18,212	4,965,829	4,927,416	38,413	—
Expiring 01/22/26	MSI	PLN	7,907	2,164,647	2,139,173	25,474	—
Expiring 01/22/26	UAG	PLN	7,503	2,062,353	2,030,093	32,260	—
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	3,239	2,512,000	2,497,510	14,490	—
Expiring 12/17/25	BOA	SGD	3,207	2,511,000	2,472,992	38,008	—
Expiring 12/17/25	JPM	SGD	5,597	4,400,000	4,315,758	84,242	—
Expiring 12/17/25	JPM	SGD	4,301	3,327,000	3,316,018	10,982	—
Expiring 12/17/25	MSI	SGD	79,986	62,618,617	61,673,209	945,408	—
Expiring 12/17/25	SSB	SGD	6,791	5,270,000	5,235,924	34,076	—
Expiring 12/17/25	TD	SGD	3,980	3,075,000	3,068,430	6,570	—
Expiring 12/17/25	UAG	SGD	3,677	2,881,000	2,835,393	45,607	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	8,099,958	5,679,000	5,679,407	—	(407)
Expiring 12/17/25	BOA	KRW	5,518,520	3,883,000	3,869,393	13,607	—
Expiring 12/17/25	MSI	KRW	8,563,817	5,985,000	6,004,649	—	(19,649)
Expiring 12/17/25	SCB	KRW	6,915,689	4,881,000	4,849,039	31,961	—
Thai Baht,
Expiring 12/17/25	CITI	THB	88,326	2,789,000	2,742,052	46,948	—
Expiring 12/17/25	CITI	THB	79,914	2,533,000	2,480,886	52,114	—
Expiring 12/17/25	HSBC	THB	407,468	12,686,013	12,649,692	36,321	—
Expiring 12/17/25	JPM	THB	103,281	3,202,001	3,206,303	—	(4,302)
Expiring 12/17/25	MSI	THB	407,468	12,933,041	12,649,691	283,350	—
Expiring 12/17/25	MSI	THB	148,022	4,587,000	4,595,298	—	(8,298)
Expiring 12/17/25	MSI	THB	84,174	2,593,000	2,613,147	—	(20,147)
Expiring 12/17/25	MSI	THB	82,282	2,549,001	2,554,404	—	(5,403)
Expiring 12/17/25	MSI	THB	67,431	2,140,000	2,093,381	46,619	—

				$861,937,833	$856,936,876	6,613,185	(1,612,228)

						$8,563,188	$(4,014,534)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:

Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$195,680	$1,602	$194,078	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	44,151	1,602	42,549	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(70,100)	1,602	(71,702)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	241,237	1,602	239,635	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(59,657)	1,602	(61,259)	BOA
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	148,873	7,208	141,665	BOA
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	56,375	1,602	54,773	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(23,522)	1,602	(25,124)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(171,494)	7,208	(178,702)	BOA

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China	12/20/30	1.000%(Q)	9,000	$(264,424)	$7,208	$(271,632)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	506,285	1,602	504,683	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(93,696)	3,203	(96,899)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	239,404	4,805	234,599	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(93,198)	5,606	(98,804)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	146,395	1,602	144,793	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	36,680	2,403	34,277	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(63,841)	2,403	(66,244)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	200,729	7,208	193,521	BOA
Republic of South Africa	12/20/30	1.000%(Q)	3,000	(52,504)	2,403	(54,907)	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	565,332	7,208	558,124	BOA
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(30,618)	1,602	(32,220)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(44,239)	7,208	(51,447)	BOA

				$1,413,848	$80,091	$1,333,757

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:

CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.356%	$(1,507,488)	$(90,027)	$(1,417,461)	BOA

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	13,570	*	$19,385	$(3,777)	$23,162	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

ADT Security Corp.	06/20/29	5.000%(Q)	1,950	$(290,166)	$(224,502)	$(65,664)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	1,950	(306,309)	(247,839)	(58,470)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	1,950	(279,567)	(161,226)	(118,341)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	1,950	(184,785)	(180,255)	(4,530)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)	1,950	(303,049)	(268,117)	(34,932)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)	1,950	(229,831)	(186,918)	(42,913)	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)	1,950	(298,474)	(257,199)	(41,275)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)	1,950	(327,672)	(60,168)	(267,504)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)	1,950	(280,105)	(233,624)	(46,481)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)	1,950	(309,841)	(236,449)	(73,392)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)	1,950	(300,726)	(250,709)	(50,017)	GSI

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 37

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
HUB International Ltd.	06/20/29	5.000%(Q)	1,950	$(296,242)	$(202,439)	$(93,803)	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	3,000	(36,764)	42,001	(78,765)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	15,000	(221,240)	(84,577)	(136,663)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q)	10,000	(147,493)	—	(147,493)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	5,000	(73,746)	(28,192)	(45,554)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)	1,950	(308,313)	(262,278)	(46,035)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)	1,950	(312,327)	(212,024)	(100,303)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)	1,950	23,431	6,117	17,314	GSI
Organon & Co.	06/20/29	5.000%(Q)	1,950	46,163	(180,255)	226,418	GSI
PG&E Corp.	06/20/29	5.000%(Q)	1,950	(242,009)	(218,241)	(23,768)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)	1,950	(277,116)	(226,599)	(50,517)	GSI
Republic of France	12/20/30	0.250%(Q)	3,015	(12,301)	(9,253)	(3,048)	BARC
Republic of Italy	12/20/30	1.000%(Q)	4,525	(147,027)	(175,466)	28,439	BARC
Republic of Panama	06/20/28	1.000%(Q)	5,440	(40,951)	(27,261)	(13,690)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR 4,500	46,591	143,651	(97,060)	BARC
Republic of South Africa	06/20/26	1.000%(Q)	20,000	(123,947)	38,075	(162,022)	GSI
Safeway, Inc.	06/20/29	5.000%(Q)	1,950	(311,478)	(268,117)	(43,361)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)	1,950	(309,922)	(250,709)	(59,213)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)	1,950	(294,814)	(229,402)	(65,412)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)	1,950	(323,798)	(255,753)	(68,045)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)	1,950	(309,157)	(249,273)	(59,884)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)	1,950	(196,330)	(175,623)	(20,707)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)	1,950	(272,219)	(244,264)	(27,955)	GSI

				$(7,251,534)	$(5,376,888)	$(1,874,646)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000	%(Q)	3,760	0.297%	$117,715	$96,084	$21,631	GSI
Bank of America Corp.	12/20/25	1.000	%(Q)	9,885	0.228%	21,466	11,105	10,361	CITI
Bank of America Corp.	12/20/25	1.000	%(Q)	3,030	0.228%	6,580	2,925	3,655	GSI
Bank of Montreal^	11/20/29	1.250	%(Q)	835	*	4,354	—	4,354	GSI
Barclays Bank PLC	06/20/26	1.000	%(Q)	EUR 1,500	0.248%	10,211	7,584	2,627	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100	%(Q)	665	*	3,876	—	3,876	GSI
Citigroup, Inc.	12/20/25	1.000	%(Q)	3,030	0.248%	6,497	2,966	3,531	GSI
Citigroup, Inc.	12/20/26	1.000	%(Q)	8,205	0.300%	73,510	64,266	9,244	GSI
Commerzbank AG	12/20/25	1.000	%(Q)	EUR 3,190	0.134%	8,484	4,541	3,943	BARC
Commerzbank AG	12/20/25	1.000	%(Q)	EUR 1,980	0.134%	5,266	2,769	2,497	BARC
Federative Republic of Brazil	06/20/26	1.000	%(Q)	1,615	0.430%	7,614	6,089	1,525	BARC
General Motors Co.	06/20/26	5.000	%(Q)	2,230	0.231%	80,273	55,049	25,224	GSI
Halliburton Co.	12/20/26	1.000	%(Q)	910	0.215%	9,068	1,979	7,089	GSI
Hellenic Republic	06/20/27	1.000	%(Q)	750	0.137%	11,196	8,550	2,646	BARC
Hellenic Republic	12/20/27	1.000	%(Q)	565	0.162%	10,443	7,629	2,814	BARC
Kingdom of Norway	12/20/25	—	%(Q)	10,000	0.032%	(442)	(664)	222	BARC
Kingdom of Saudi Arabia	03/20/26	1.000	%(Q)	805	0.173%	3,450	2,366	1,084	CITI
Kingdom of Saudi Arabia	06/20/26	1.000	%(Q)	805	0.193%	5,005	3,760	1,245	CITI
Lincoln National Corp.	12/20/29	1.000	%(Q)	5,300	0.922%	21,622	(87,206)	108,828	BARC
Morgan Stanley	12/20/25	1.000	%(Q)	3,030	0.221%	6,610	2,925	3,685	GSI
Pacific Life	08/20/35	2.500	%(Q)	1,000	2.794%	(19,554)	(4)	(19,550)	GSI
Petroleos Mexicanos	12/24/25	3.750	%(Q)	808	1.156%	3,783	—	3,783	GSI

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos^	03/23/26	4.100	%(Q)	5,800	*	$58,230	$—	$58,230	GSI
Petroleos Mexicanos^	05/07/26	4.750	%(Q)	3,464	*	74,846	—	74,846	GSI
Republic of Argentina	06/20/26	5.000	%(Q)	9,000	5.202%	38,705	(77,955)	116,660	MSI
Republic of Argentina	06/20/26	5.000	%(Q)	2,015	5.202%	8,665	(19,810)	28,475	MSI
Republic of Argentina	12/20/26	5.000	%(Q)	3,000	*	(5,352)	(35,333)	29,981	MSI
Republic of France	06/20/26	5.000	%(Q)	EUR 690	1.981%	19,594	12,658	6,936	GSI
Republic of France	06/20/27	0.250	%(Q)	1,625	0.130%	3,569	3,248	321	BARC
Republic of France	12/20/30	0.250	%(Q)	3,015	0.359%	(14,610)	(19,055)	4,445	BARC
Republic of France	06/20/35	0.250	%(Q)	1,195	0.670%	(39,721)	(40,662)	941	BARC
Republic of France	06/20/35	0.250	%(Q)	770	0.670%	(25,594)	(27,082)	1,488	BARC
Republic of Greece	12/20/26	1.000	%(Q)	3,463	0.090%	39,233	35,745	3,488	BARC
Republic of Italy	12/20/30	1.000	%(Q)	4,525	0.335%	147,027	131,486	15,541	BARC
Republic of Panama^	06/20/28	1.000	%(Q)	5,440	*	(18,384)	(40,527)	22,143	DB
Republic of Romania	12/20/26	1.000	%(Q)	328	0.597%	1,843	1,834	9	BOA
Republic of Serbia	06/20/29	1.000	%(Q)	520	1.243%	(3,690)	(7,728)	4,038	BARC
Simon Property Group LP	06/20/26	1.000	%(Q)	1,980	0.124%	13,281	2,911	10,370	GSI
Slovak Republic	12/20/27	1.000	%(Q)	1,170	0.160%	21,679	20,174	1,505	BARC
SoftBank Group Corp.	06/20/26	1.000	%(Q)	2,915	0.972%	3,754	(9,125)	12,879	GSI
State of Qatar	12/20/26	1.000	%(Q)	1,665	0.074%	19,161	16,465	2,696	BARC
U.S. Treasury Notes	12/20/25	0.250	%(Q)	EUR 5,995	0.061%	3,726	1,332	2,394	BARC
U.S. Treasury Notes	06/20/26	0.250	%(Q)	EUR 5,935	0.139%	6,757	5,794	963	BARC
UnitedHealth Group, Inc.	06/20/26	1.000	%(Q)	1,790	0.134%	11,803	8,190	3,613	GSI
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	680	0.207%	4,205	1,806	2,399	GSI

						$765,754	$157,079	$608,675

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	189,280	0.526%	$4,233,554	$4,381,490	$147,936

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 39

Schedule of Investments (continued)

as of October 31, 2025

spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2025:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
4,500	3.100	%(A)	EUR 4,500	1 Day SOFR(A)/ 4.220%	JPM	09/27/29	$(422,944)	$—	$(422,944)

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 2,090	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)/ 3.969%	$(28,953)	$80,615	$109,568
GBP 15,780	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 3.969%	1,652,770	1,076,394	(576,376)
GBP 15,090	05/08/30	3.950	%(A)	1 Day SONIA(1)(A)/ 3.969%	(212,222)	(272,916)	(60,694)
GBP 1,340	05/08/31	1.150	%(A)	1 Day SONIA(1)(A)/ 3.969%	(30,882)	239,979	270,861
45,000	05/13/26	4.735	%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(286,146)	(286,146)
12,090	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 4.220%	2,236	(114,835)	(117,071)
16,000	05/11/27	0.700	%(A)	1 Day SOFR(1)(A)/ 4.220%	1,776,548	938,928	(837,620)
10,000	12/15/27	3.709	%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(2,801)	(2,801)
91,780	01/28/29	4.110	%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(1,915,672)	(1,915,672)
41,330	12/20/44	3.995	%(A)	1 Day SOFR(2)(A)/ 4.220%	—	(37,057)	(37,057)
7,820	12/16/49	3.805	%(A)	1 Day SOFR(2)(A)/ 4.220%	(54,547)	(269,540)	(214,993)
24,771	11/15/52	3.927	%(A)	1 Day SOFR(1)(A)/ 4.220%	—	279,197	279,197
3,375	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 4.220%	1,540,576	1,562,331	21,755
42,715	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 4.220%	624,695	1,248,538	623,843
6,930	12/16/54	3.719	%(A)	1 Day SOFR(1)(A)/ 4.220%	53,717	333,261	279,544
31,500	12/20/54	3.825	%(A)	1 Day SOFR(1)(A)/ 4.220%	—	897,603	897,603
13,780	01/15/55	4.130	%(A)	1 Day SOFR(1)(A)/ 4.220%	(252,471)	(376,688)	(124,217)

					$5,071,467	$3,381,191	$(1,690,276)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	JPM	03/20/26	(95,070)	$(253,955)	$—	$(253,955)
Total Return Benchmark Bond Index(T)††	1 Day SOFR -54bps(T)/ 3.680%	JPM	03/17/26	(54,377)	859,603	—	859,603
Total Return Benchmark Bond Index(T)†††	1 Day USOIS -30bps(T)/ 3.560%	GSI	04/20/26	(194,196)	3,047,513	—	3,047,513

					$3,653,161	$—	$3,653,161

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
†††	See the table below for the complete listing of swap constituents.

See Notes to Financial Statements.

40

The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of October 31, 2025, termination date 04/20/2026:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

J M Smucker Co. (The)	12,160,000	$13,849,014	1.63%
QUALCOMM, Inc.	12,160,000	13,356,721	1.57%
Siemens Funding BV	12,160,000	13,277,994	1.57%
Brown & Brown, Inc.	12,160,000	13,058,343	1.54%
Barclays PLC	12,160,000	13,016,464	1.53%
Caterpillar, Inc.	12,160,000	12,800,980	1.51%
Travelers Cos., Inc. (The)	12,160,000	12,798,753	1.51%
AT&T, Inc.	12,160,000	12,794,826	1.51%
BHP Billiton Finance USA Ltd.	12,160,000	12,791,205	1.51%
Union Pacific Corp.	12,160,000	12,777,094	1.51%
Burlington Northern Santa Fe LLC	12,160,000	12,721,908	1.50%
Targa Resources Corp.	12,160,000	12,716,041	1.50%
Cigna Group (The)	12,160,000	12,690,807	1.50%
T-Mobile USA, Inc.	12,160,000	12,681,846	1.50%
Rio Tinto Finance USA PLC	12,160,000	12,655,523	1.49%
NextEra Energy Capital Holdings, Inc.	12,160,000	12,652,383	1.49%
Merck & Co., Inc.	12,160,000	12,638,683	1.49%
Morgan Stanley	12,160,000	12,597,231	1.49%
Eli Lilly & Co.	12,160,000	12,590,126	1.48%
Humana, Inc.	12,160,000	12,581,831	1.48%
Gilead Sciences, Inc.	12,160,000	12,561,133	1.48%
American Water Capital Corp.	12,160,000	12,531,343	1.48%
JBS USA Lux SA Food Lux	12,160,000	12,483,829	1.47%
Kinder Morgan, Inc.	12,160,000	12,471,964	1.47%
Citigroup, Inc.	12,160,000	12,454,938	1.47%
Takeda Pharmaceutical Co. Ltd.	12,160,000	12,444,661	1.47%
Constellation Energy Generation LLC	12,160,000	12,417,365	1.46%
Alphabet, Inc.	12,160,000	12,364,315	1.46%
HCA, Inc.	12,160,000	12,318,073	1.45%
UnitedHealth Group, Inc.	12,160,000	12,312,415	1.45%
Virginia Electric and Power Co.	12,160,000	12,289,391	1.45%
Amgen, Inc.	12,160,000	12,246,066	1.44%
AEP Texas, Inc.	12,160,000	12,239,579	1.44%
Duke Energy Corp.	12,160,000	12,226,571	1.44%
Bristol-Myers Squibb Co.	12,160,000	12,211,904	1.44%
Enterprise Products Operating LLC	12,160,000	12,188,159	1.44%
AbbVie, Inc.	12,160,000	12,155,117	1.43%
Elevance Health, Inc.	12,160,000	12,153,206	1.43%
Vodafone Group PLC	12,160,000	12,149,059	1.43%
Energy Transfer LP	12,160,000	12,147,687	1.43%
Coca-Cola Co. (The)	12,160,000	12,129,213	1.43%
Energy Transfer LP	12,160,000	12,064,529	1.42%
Enel Finance International NV	12,160,000	12,062,688	1.42%
ConocoPhillips Co.	12,160,000	12,061,174	1.42%
Home Depot, Inc. (The)	12,160,000	12,057,875	1.42%
TotalEnergies Capital SA	12,160,000	12,041,879	1.42%
Lowe’s Cos., Inc.	12,160,000	12,022,448	1.42%
Waste Management, Inc.	12,160,000	12,018,891	1.42%
Pfizer Investment Enterprises Pte Ltd.	12,160,000	12,013,019	1.42%
Cisco Systems, Inc.	12,160,000	12,005,166	1.42%
Arthur J Gallagher & Co.	12,160,000	11,982,016	1.41%
Kroger Co. (The)	12,160,000	11,908,819	1.40%
Intel Corp.	12,160,000	11,842,199	1.40%
Uber Technologies, Inc.	12,160,000	11,835,685	1.40%
Meta Platforms, Inc.	12,160,000	11,832,846	1.40%
Texas Instruments, Inc.	12,160,000	11,791,694	1.39%
Intel Corp.	12,160,000	11,768,341	1.39%
Honeywell International, Inc.	12,160,000	11,736,585	1.38%
Diamondback Energy, Inc.	12,160,000	11,723,569	1.38%
Oracle Corp.	12,160,000	11,597,166	1.37%

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 41

Schedule of Investments (continued)

as of October 31, 2025

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Hewlett Packard Enterprise Co.	12,160,000	$11,499,499	1.36%
Kenvue, Inc.	12,160,000	11,168,250	1.32%
Walmart, Inc.	12,160,000	10,917,692	1.29%
Berkshire Hathaway Energy Co.	12,160,000	10,803,977	1.27%
Wells Fargo & Co.	12,160,000	10,670,747	1.26%
Amazon.com, Inc.	12,160,000	9,810,722	1.16%
Lowe’s Cos., Inc.	12,160,000	9,759,514	1.15%
T-Mobile USA, Inc.	12,160,000	8,306,104	0.98%
Microsoft Corp.	12,160,000	8,224,285	0.97%
Nucor Corp.	12,160,000	7,766,074	0.92%
Comcast Corp.	12,160,000	7,240,923	0.85%

		$848,078,137

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of October 31, 2025, termination date 03/17/2026:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Sysco Corp.	4,000,000	$4,455,069	1.51%
Morgan Stanley	4,000,000	4,094,414	1.39%
Dell International LLC/EMC Corp.	4,000,000	4,052,133	1.38%
Walgreens Boots Alliance, Inc.	4,000,000	4,007,289	1.36%
Northrop Grumman Corp.	4,000,000	3,967,305	1.35%
Fox Corp.	4,000,000	3,943,483	1.34%
United Parcel Service, Inc.	4,000,000	3,927,354	1.33%
TransCanada PipeLines Ltd.	4,000,000	3,783,658	1.28%
FedEx Corp.	4,000,000	3,760,055	1.28%
Telefonica Emisiones, S.A.U.	4,000,000	3,754,993	1.27%
Conagra Brands, Inc.	4,000,000	3,753,085	1.27%
Wells Fargo & Co.	4,000,000	3,743,926	1.27%
HCA, Inc.	4,000,000	3,742,419	1.27%
Keurig Dr Pepper, Inc.	4,000,000	3,678,408	1.25%
The Walt Disney Co.	4,000,000	3,669,701	1.25%
Cigna Group (The)	4,000,000	3,658,195	1.24%
Bristol-Myers Squibb Co.	4,000,000	3,500,745	1.19%
ExxonMobil Corp.	4,000,000	3,455,713	1.17%
Thermo Fisher Scientific, Inc.	4,000,000	3,410,251	1.16%
Intel Corp.	4,000,000	3,399,280	1.15%
T-Mobile USA, Inc.	4,000,000	3,357,185	1.14%
Enterprise Products Operating LLC	4,000,000	3,319,050	1.13%
Johnson & Johnson	4,000,000	3,304,369	1.12%
McDonald’s Corp.	4,000,000	3,292,914	1.12%
Eli Lilly and Co.	4,000,000	3,291,935	1.12%
Bank of America Corp.	4,000,000	3,286,013	1.12%
Fiserv, Inc.	4,000,000	3,267,877	1.11%
Progressive Corp.	4,000,000	3,243,830	1.10%
Vodafone Group PLC	4,000,000	3,217,150	1.09%
Mastercard, Inc.	4,000,000	3,212,410	1.09%
Paramount Group, Inc.	4,000,000	3,209,753	1.09%
Deere & Co.	4,000,000	3,190,243	1.08%
Dollar General Corp.	4,000,000	3,179,510	1.08%
Union Electric Co.	4,000,000	3,153,048	1.07%
Equinor ASA	4,000,000	3,119,529	1.06%
Becton Dickinson & Co.	4,000,000	3,114,494	1.06%
eBay, Inc.	4,000,000	3,073,570	1.04%
NVIDIA Corp.	4,000,000	3,063,246	1.04%
Global Payments, Inc.	4,000,000	3,050,361	1.04%
Carrier Global Corp.	4,000,000	3,028,897	1.03%
Rogers Communications, Inc.	4,000,000	3,022,380	1.03%

See Notes to Financial Statements.

42

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Humana, Inc.	4,000,000	$3,020,398	1.03%
Entergy Corp.	4,000,000	3,007,845	1.02%
B.A.T. Capital Corp.	4,000,000	2,998,488	1.02%
Altria Group, Inc.	4,000,000	2,957,923	1.00%
Nike, Inc.	4,000,000	2,932,252	1.00%
Starbucks Corp.	4,000,000	2,931,985	1.00%
Caterpillar, Inc.	4,000,000	2,923,277	0.99%
Suncor Energy, Inc.	4,000,000	2,911,509	0.99%
Verizon Communications, Inc.	4,000,000	2,897,241	0.98%

		$169,336,158

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$832,165	$(6,065,687)	$7,173,371	$(5,269,667)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$25,037,844

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$21,515,404	$—
Collateralized Loan Obligations	—	624,330,317	—
Consumer Loans	—	36,067,151	—
Credit Cards	—	5,041,513	—
Equipment	—	1,570,055	—
Home Equity Loans	—	47,863,220	—
Other	—	19,536,798	—
Residential Mortgage-Backed Securities	—	24,648,304	2,645,018
Student Loans	—	2,698,527	—
Commercial Mortgage-Backed Securities	—	180,212,249	—
Corporate Bonds	—	724,817,053	2,164,004
Floating Rate and Other Loans	—	51,998,652	4,145,957
Municipal Bonds	—	6,697,541	—
Residential Mortgage-Backed Securities	—	200,273,887	5,238,658
Sovereign Bonds	—	169,301,410	—
U.S. Government Agency Obligations	—	401,988,403	—
U.S. Treasury Obligations	—	659,809,832	—
Affiliated Exchange-Traded Funds	251,590,401	—	—
Common Stocks	1,298,607	4,884,344	204,918

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 43

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks	$—	$—	$662,179
Warrants	—	1	196
Short-Term Investments
Affiliated Mutual Funds	50,424,508	—	—
Options Purchased	1,138	772,311	—

Total	$303,314,654	$3,184,026,972	$15,060,930

Liabilities
Options Written	$(519)	$(1,813,750)	$—
Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$8,004	$1,173
Futures Contracts	1,410,793	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,563,188	—
OTC Packaged Credit Default Swap Agreements	—	2,381,141	—
Centrally Cleared Credit Default Swap Agreement	—	147,936	—
OTC Credit Default Swap Agreements	—	867,980	160,691
Centrally Cleared Interest Rate Swap Agreements	—	2,482,371	—
OTC Total Return Swap Agreements	—	3,907,116	—

Total	$1,410,793	$18,357,736	$161,864

Liabilities
Forward Commitment Contract	$—	$(96,920,979)	$—
Futures Contracts	(1,707,587)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,014,534)	—
OTC Packaged Credit Default Swap Agreements	—	(2,474,781)	—
OTC Credit Default Swap Agreements	—	(7,476,682)	(18,384)
OTC Currency Swap Agreement	—	(422,944)	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,172,647)	—
OTC Total Return Swap Agreement	—	(253,955)	—

Total	$(1,707,587)	$(115,736,522)	$(18,384)

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Unfunded loan commitments and forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

U.S. Treasury Obligations	19.0%
Collateralized Loan Obligations	18.0
U.S. Government Agency Obligations	11.6
Affiliated Exchange-Traded Funds	7.3
Residential Mortgage-Backed Securities	6.7
Commercial Mortgage-Backed Securities	5.2
Sovereign Bonds	4.9
Banks	2.4
Retail	1.9
Telecommunications	1.7
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.5
Oil & Gas	1.4
Home Equity Loans	1.4
Electric	1.3
Chemicals	1.1
Auto Manufacturers	1.1
Pipelines	1.1
Consumer Loans	1.0
Diversified Financial Services	0.8

Foods	0.8%
Media	0.7
Internet	0.7
Aerospace & Defense	0.7
Automobiles	0.6
Other	0.6
Engineering & Construction	0.5
Commercial Services	0.4
Mining	0.4
Real Estate Investment Trusts (REITs)	0.4
Leisure Time	0.4
Auto Parts & Equipment	0.4
Holding Companies-Diversified	0.3
Insurance	0.3
Entertainment	0.3
Airlines	0.3
Home Builders	0.3
Pharmaceuticals	0.3
Lodging	0.2
Healthcare-Products	0.2

See Notes to Financial Statements.

44

Industry Classification (continued):

Iron/Steel	0.2%
Packaging & Containers	0.2
Healthcare-Services	0.2
Municipal Bonds	0.2
Agriculture	0.2
Computers	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2
Transportation	0.2
Building Materials	0.1
Credit Cards	0.1
Metal Fabricate/Hardware	0.1
Machinery-Diversified	0.1
Forest Products & Paper	0.1
Student Loans	0.1
Wireless Telecommunication Services	0.1
Apparel	0.1
Real Estate	0.1
Oil, Gas & Consumable Fuels	0.1
Multi-National	0.0	*
Equipment	0.0	*
Software	0.0	*

Miscellaneous Manufacturing	0.0	*%
Gas	0.0	*
Housewares	0.0	*
Gas Utilities	0.0	*
Coal	0.0	*
Environmental Control	0.0	*
Options Purchased	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Home Furnishings	0.0	*
Interactive Media & Services	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Oil & Gas Services	0.0	*

	101.0
Options Written	(0.1)
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$147,936	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	832,165		Premiums received for OTC swap agreements	6,065,687
Credit contracts	Unaffiliated investments	744,741		Options written outstanding, at value	692,782
Credit contracts	Unrealized appreciation on OTC swap agreements	3,266,255		Unrealized depreciation on OTC swap agreements	4,592,768
Foreign exchange contracts	Unaffiliated investments	27,248		Options written outstanding, at value	1,120,968
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,563,188		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,014,534
Interest rate contracts	Due from/to broker-variation margin futures	1,410,793	*	Due from/to broker-variation margin futures	1,707,587	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,482,371	*	Due from/to broker-variation margin swaps	4,172,647	*
Interest rate contracts	Unaffiliated investments	1,460		Options written outstanding, at value	519
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,907,116		Unrealized depreciation on OTC swap agreements	676,899

		$21,383,273			$23,044,391

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 45

Schedule of Investments (continued)

as of October 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(1,990,193)	$2,808,057	$—	$—	$(4,185,356)
Foreign exchange contracts	(1,191,292)	5,744,567	—	(17,944,947)	(85,516)
Interest rate contracts	106,331	167,004	15,238,029	—	(1,090,471)

Total	$(3,075,154)	$8,719,628	$15,238,029	$(17,944,947)	$(5,361,343)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(170,454)	$(120,742)	$—	$—	$428,166
Foreign exchange contracts	(44,600)	717,243	—	2,795,584	—
Interest rate contracts	(95,166)	51,121	(26,099,743)	—	(2,160,231)

Total	$(310,220)	$647,622	$(26,099,743)	$2,795,584	$(1,732,065)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$753,259
Options Written (2)	989,629,915
Futures Contracts - Long Positions (2)	437,411,656
Futures Contracts - Short Positions (2)	1,471,885,369
Forward Foreign Currency Exchange Contracts - Purchased (3)	299,504,027
Forward Foreign Currency Exchange Contracts - Sold (3)	697,644,690
Cross Currency Exchange Contracts (4)	2,122,761
Interest Rate Swap Agreements (2)	452,490,237
Credit Default Swap Agreements - Buy Protection (2)	227,301,910
Credit Default Swap Agreements - Sell Protection (2)	240,104,289
Currency Swap Agreements (2)	4,500,000
Total Return Swap Agreements (2)	166,470,699

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$27,479,888	$(27,479,888)	$—

See Notes to Financial Statements.

46

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$658,018	$(748,381)	$(90,363)	$—	$(90,363)
BNP	268,562	(145,082)	123,480	—	123,480
BNY	774,401	—	774,401	(760,350)	14,051
BOA	2,772,589	(2,596,483)	176,106	—	176,106
CA	130,682	—	130,682	(90,000)	40,682
CITI	1,225,155	(1,396,501)	(171,346)	—	(171,346)
DB	561,744	(113,965)	447,779	—	447,779
GSI	4,085,956	(7,771,876)	(3,685,920)	3,685,920	—
HSBC	227,268	(355,034)	(127,766)	—	(127,766)
JPM	1,911,836	(2,134,354)	(222,518)	222,518	—
MSI	1,662,539	(1,242,758)	419,781	(295,589)	124,192
RBC	—	(3,203)	(3,203)	—	(3,203)
SCB	348,820	(434,556)	(85,736)	—	(85,736)
SSB	1,555,102	(154,445)	1,400,657	(1,051,954)	348,703
TD	86,037	(17,472)	68,565	—	68,565
UAG	1,072,326	(49,528)	1,022,798	—	1,022,798

	$17,341,035	$(17,163,638)	$177,397	$1,710,545	$1,887,942

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 47

Statement of Assets and Liabilities

as of October 31, 2025

Assets
Investments at value, including securities on loan of $27,479,888:
Unaffiliated investments (cost $3,161,584,293)	$3,200,387,647
Affiliated investments (cost $301,157,265)	302,014,909
Cash	8,659
Foreign currency, at value (cost $1,005,104)	1,000,566
Receivable for investments sold	165,413,954
Dividends and interest receivable	26,015,510
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,563,188
Unrealized appreciation on OTC swap agreements	7,173,371
Receivable for Fund shares sold	4,261,848
Premiums paid for OTC swap agreements	832,165
Due from broker—variation margin futures	256,869
Due from broker—variation margin swaps	228,664
Unrealized appreciation on unfunded loan commitments	9,177
Prepaid expenses and other assets	27,105

Total Assets	3,716,193,632

Liabilities
Forward commitment contracts, at value (proceeds receivable $97,143,457)	96,920,979
Payable for investments purchased	93,557,108
Payable to broker for collateral for securities on loan	28,052,683
Payable for Fund shares purchased	6,555,399
Premiums received for OTC swap agreements	6,065,687
Unrealized depreciation on OTC swap agreements	5,269,667
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,014,534
Options written outstanding, at value (premiums received $2,784,820)	1,814,269
Management fee payable	1,691,167
Dividends and Distributions payable	942,392
Accrued expenses and other liabilities	932,881
Distribution fee payable	91,883
Trustees’ fees payable	5,982
Affiliated transfer agent fee payable	2,358

Total Liabilities	245,916,989

Net Assets	$3,470,276,643

Net assets were comprised of:
Shares of beneficial interest, at par	$378,111
Paid-in capital in excess of par	3,684,421,321
Total distributable earnings (loss)	(214,522,789)

Net assets, October 31, 2025	$3,470,276,643

See Notes to Financial Statements.

48

Class A
Net asset value and redemption price per share,
($ 205,542,768 ÷ 22,483,883 shares of beneficial interest issued and outstanding)	$9.14
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.45

Class C
Net asset value, offering price and redemption price per share,
($ 57,554,015 ÷ 6,276,117 shares of beneficial interest issued and outstanding)	$9.17

Class Z
Net asset value, offering price and redemption price per share,
($ 3,024,805,788 ÷ 329,387,559 shares of beneficial interest issued and outstanding)	$9.18

Class R6
Net asset value, offering price and redemption price per share,
($ 182,374,072 ÷ 19,963,301 shares of beneficial interest issued and outstanding)	$9.14

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 49

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Interest income (net of $1,638 foreign withholding tax)	$169,827,327
Affiliated dividend income	13,104,793
Unaffiliated dividend income	489,850
Income from securities lending, net (including affiliated income of $70,950)	75,759

Total income	183,497,729

Expenses
Management fee	19,160,500
Distribution fee(a)	993,174
Transfer agent’s fees and expenses (including affiliated expense of $17,807)(a)	3,420,999
Custodian and accounting fees	262,557
SEC registration fees	235,997
Registration fees(a)	193,955
Shareholders’ reports	155,653
Audit fee	76,258
Professional fees	58,919
Trustees’ fees	52,042
Miscellaneous	68,338

Total expenses	24,678,392
Less: Fee waiver and/or expense reimbursement(a)	(350,306)

Net expenses	24,328,086

Net investment income (loss)	159,169,643

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,309))	(1,738,838)
Affiliated net capital gain distributions received	26,662
Futures transactions	15,238,029
Forward and cross currency contract transactions	(17,944,947)
Options written transactions	8,719,628
Swap agreement transactions	(5,361,343)
Foreign currency transactions	(1,496,493)

(2,557,302)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $567,365)	43,881,088
Futures	(26,099,743)
Forward and cross currency contracts	2,795,584
Options written	647,622
Swap agreements	(1,732,065)
Foreign currencies	(414,871)
Unfunded loan commitment	8,999

19,086,614

Net gain (loss) on investment and foreign currency transactions	16,529,312

Net Increase (Decrease) In Net Assets Resulting From Operations	$175,698,955

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	461,403	531,771	—	—
Transfer agent’s fees and expenses	124,595	42,420	3,247,466	6,518
Registration fees	30,744	17,127	119,438	26,646
Fee waiver and/or expense reimbursement	(19,728)	(5,681)	(308,130)	(16,767)

See Notes to Financial Statements.

50

Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,169,643	$110,172,203
Net realized gain (loss) on investment and foreign currency transactions	(2,557,302)	(41,014,894)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	19,086,614	93,950,427

Net increase (decrease) in net assets resulting from operations	175,698,955	163,107,736

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,085,490)	(6,969,111)
Class C	(1,953,616)	(1,518,338)
Class Z	(132,061,332)	(103,063,732)
Class R6	(7,285,626)	(5,379,331)

	(149,386,064)	(116,930,512)

Tax return of capital distributions
Class A	(886,704)	—
Class C	(214,245)	—
Class Z	(14,482,642)	—
Class R6	(798,986)	—

	(16,382,577)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,039,855,137	2,126,031,131
Net asset value of shares issued in reinvestment of dividends and distributions	156,252,725	109,659,594
Cost of shares purchased	(1,443,721,245)	(885,479,718)

Net increase (decrease) in net assets from Fund share transactions	752,386,617	1,350,211,007

Total increase (decrease)	762,316,931	1,396,388,231

Net Assets:

Beginning of year	2,707,959,712	1,311,571,481

End of year	$3,470,276,643	$2,707,959,712

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 51

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.11	$8.87	$8.79	$9.22	$8.94
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.47	0.41	0.22	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04	0.28	0.14	(0.43)	0.30
Total from investment operations	0.47	0.75	0.55	(0.21)	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.51)	(0.45)	(0.22)	(0.22)
Tax return of capital distributions	(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.44)	(0.51)	(0.47)	(0.22)	(0.23)
Net asset value, end of year	$9.14	$9.11	$8.87	$8.79	$9.22
Total Return(b):	5.33%	8.60%	6.45%	(2.30)%	5.71%

Ratios/Supplemental Data:
Net assets, end of year (000)	$205,543	$155,240	$106,045	$94,351	$109,630
Average net assets (000)	$184,561	$125,443	$100,819	$97,005	$98,531
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.94%	0.95%	0.98%	0.98%	0.97%
Expenses before waivers and/or expense reimbursement	0.95%	0.95%	0.98%	0.98%	0.97%
Net investment income (loss)	4.66%	5.21%	4.64%	2.46%	2.32%
Portfolio turnover rate(d)(e)	102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class C Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.14	$8.89	$8.82	$9.25	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.40	0.34	0.15	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04	0.28	0.13	(0.43)	0.29
Total from investment operations	0.40	0.68	0.47	(0.28)	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.43)	(0.38)	(0.15)	(0.15)
Tax return of capital distributions	(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.37)	(0.43)	(0.40)	(0.15)	(0.16)
Net asset value, end of year	$9.17	$9.14	$8.89	$8.82	$9.25
Total Return(b):	4.51%	7.85%	5.49%	(3.04)%	5.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$57,554	$41,463	$25,851	$31,871	$42,635
Average net assets (000)	$53,177	$32,094	$28,227	$36,300	$52,974
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.71%	1.76%	1.78%	1.75%	1.73%
Expenses before waivers and/or expense reimbursement	1.72%	1.76%	1.78%	1.75%	1.73%
Net investment income (loss)	3.88%	4.39%	3.81%	1.67%	1.64%
Portfolio turnover rate(d)(e)	102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 53

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.15	$8.91	$8.83	$9.26	$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.49	0.43	0.25	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05	0.28	0.15	(0.44)	0.29
Total from investment operations	0.50	0.77	0.58	(0.19)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.53)	(0.48)	(0.24)	(0.24)
Tax return of capital distributions	(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.47)	(0.53)	(0.50)	(0.24)	(0.25)
Net asset value, end of year	$9.18	$9.15	$8.91	$8.83	$9.26
Total Return(b):	5.55%	8.84%	6.71%	(2.03)%	5.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,024,806	$2,384,670	$1,116,816	$1,108,186	$767,056
Average net assets (000)	$2,886,452	$1,796,014	$1,020,990	$914,879	$833,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72%	0.73%	0.73%	0.72%	0.73%
Expenses before waivers and/or expense reimbursement	0.73%	0.73%	0.74%	0.72%	0.73%
Net investment income (loss)	4.88%	5.41%	4.83%	2.81%	2.64%
Portfolio turnover rate(d)(e)	102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class R6 Shares
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.11	$8.86	$8.79	$9.21	$8.93
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.50	0.44	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05	0.28	0.13	(0.42)	0.28
Total from investment operations	0.50	0.78	0.57	(0.17)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.53)	(0.48)	(0.25)	(0.25)
Tax return of capital distributions	(0.05)	-	(0.02)	-	(0.01)
Total dividends and distributions	(0.47)	(0.53)	(0.50)	(0.25)	(0.26)
Net asset value, end of year	$9.14	$9.11	$8.86	$8.79	$9.21
Total Return(b):	5.65%	9.06%	6.69%	(1.87)%	6.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$182,374	$126,586	$62,859	$62,579	$60,135
Average net assets (000)	$156,429	$92,444	$60,732	$60,251	$97,518
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	0.64%	0.65%	0.65%	0.64%
Expenses before waivers and/or expense reimbursement	0.63%	0.64%	0.65%	0.65%	0.64%
Net investment income (loss)	4.96%	5.49%	4.95%	2.82%	2.79%
Portfolio turnover rate(d)(e)	102%	77%	156%	30%	48%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 55

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

56

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

PGIM Absolute Return Bond Fund 57

Notes to Financial Statements (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is

58

that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the

PGIM Absolute Return Bond Fund 59

Notes to Financial Statements (continued)

settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

60

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending

PGIM Absolute Return Bond Fund 61

Notes to Financial Statements (continued)

transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.58%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

PGIM Absolute Return Bond Fund 63

Notes to Financial Statements (continued)

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$265,236	$36,432
C	—	23,654

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$3,324,880,127	$2,670,972,793

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 26,037,420	$90,214,686	$—	$355,752	$—	$116,607,858	2,265,550	$3,889,126	$24,361

PGIM Active High Yield Bond ETF
—	11,492,566	—	70,934	—	11,563,500	325,000	143,939	—

PGIM Corporate Bond 5-10 Year ETF
—	3,830,592	—	(8,599)	—	3,821,993	75,000	15,376	—

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Floating Rate Income ETF
$ —	$2,540,059	$—	$(43,509)	$—	$2,496,550	50,000	$161,358		$2,301

PGIM Ultra Short Bond ETF
116,912,500	—	—	188,000	—	117,100,500	2,350,000	5,711,863		—
$142,949,920	$108,077,903	$—	$562,578	$—	$251,590,401		$9,921,662		$26,662

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)
77,461,364	1,327,666,151	1,382,869,686	—	—	22,257,829	22,257,829	3,183,131		—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wa)
10,365,111	516,198,487	498,395,397	4,787	(6,309)	28,166,679	28,183,588	70,950	(1)	—
$ 87,826,475	$1,843,864,638	$1,881,265,083	$4,787	$(6,309)	$50,424,508		$3,254,081		$—
$230,776,395	$1,951,942,541	$1,881,265,083	$567,365	$(6,309)	$302,014,909		$13,175,743		$26,662

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$149,386,064	$—	$16,382,577	$165,768,641

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$116,930,512	$—	$—	$116,930,512

As of October 31, 2025, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,369,390,213	$87,626,138	$(53,960,164)	$33,665,974

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, swaps, mark-to-market of futures and forwards contracts, difference in the treatment of premium amortization and investment in partnerships.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$240,775,000	$—

PGIM Absolute Return Bond Fund 65

Notes to Financial Statements (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	34,423	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	88.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	10,259,296	$93,576,574
Shares issued in reinvestment of dividends and distributions	914,788	8,348,652
Shares purchased	(6,148,466)	(56,030,062)
Net increase (decrease) in shares outstanding before conversion	5,025,618	45,895,164
Shares issued upon conversion from other share class(es)	1,118,251	10,199,080
Shares purchased upon conversion into other share class(es)	(698,298)	(6,369,551)
Net increase (decrease) in shares outstanding	5,445,571	$49,724,693

Year ended October 31, 2024:
Shares sold	7,667,821	$69,410,971
Shares issued in reinvestment of dividends and distributions	689,023	6,238,418
Shares purchased	(3,703,995)	(33,467,150)
Net increase (decrease) in shares outstanding before conversion	4,652,849	42,182,239
Shares issued upon conversion from other share class(es)	690,426	6,243,460
Shares purchased upon conversion into other share class(es)	(266,612)	(2,410,198)
Net increase (decrease) in shares outstanding	5,076,663	$46,015,501

Share Class	Shares	Amount

Class C
Year ended October 31, 2025:
Shares sold	3,174,666	$29,073,078
Shares issued in reinvestment of dividends and distributions	232,061	2,124,199
Shares purchased	(1,248,635)	(11,418,597)
Net increase (decrease) in shares outstanding before conversion	2,158,092	19,778,680
Shares purchased upon conversion into other share class(es)	(418,787)	(3,830,731)
Net increase (decrease) in shares outstanding	1,739,305	$15,947,949

Year ended October 31, 2024:
Shares sold	2,412,933	$21,912,187
Shares issued in reinvestment of dividends and distributions	161,394	1,465,899
Shares purchased	(593,844)	(5,375,653)
Net increase (decrease) in shares outstanding before conversion	1,980,483	18,002,433
Shares purchased upon conversion into other share class(es)	(350,709)	(3,181,503)
Net increase (decrease) in shares outstanding	1,629,774	$14,820,930

Class Z
Year ended October 31, 2025:
Shares sold	197,889,661	$1,813,286,006
Shares issued in reinvestment of dividends and distributions	15,077,798	138,228,312
Shares purchased	(144,360,416)	(1,322,166,141)
Net increase (decrease) in shares outstanding before conversion	68,607,043	629,348,177
Shares issued upon conversion from other share class(es)	1,290,261	11,823,503
Shares purchased upon conversion into other share class(es)	(1,066,430)	(9,767,925)
Net increase (decrease) in shares outstanding	68,830,874	$631,403,755

Year ended October 31, 2024:
Shares sold	214,807,755	$1,950,293,580
Shares issued in reinvestment of dividends and distributions	10,648,442	96,907,781
Shares purchased	(89,399,355)	(811,168,765)
Net increase (decrease) in shares outstanding before conversion	136,056,842	1,236,032,596
Shares issued upon conversion from other share class(es)	391,872	3,561,033
Shares purchased upon conversion into other share class(es)	(1,301,938)	(11,851,444)
Net increase (decrease) in shares outstanding	135,146,776	$1,227,742,185

Class R6
Year ended October 31, 2025:
Shares sold	11,400,565	$103,919,479
Shares issued in reinvestment of dividends and distributions	828,021	7,551,562
Shares purchased	(5,942,827)	(54,106,445)
Net increase (decrease) in shares outstanding before conversion	6,285,759	57,364,596
Shares issued upon conversion from other share class(es)	233,155	2,122,881
Shares purchased upon conversion into other share class(es)	(457,759)	(4,177,257)
Net increase (decrease) in shares outstanding	6,061,155	$55,310,220

PGIM Absolute Return Bond Fund 67

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	9,324,324	$84,414,393
Shares issued in reinvestment of dividends and distributions	557,532	5,047,496
Shares purchased	(3,916,990)	(35,468,150)
Net increase (decrease) in shares outstanding before conversion	5,964,866	53,993,739
Shares issued upon conversion from other share class(es)	844,587	7,654,250
Shares purchased upon conversion into other share class(es)	(1,719)	(15,598)
Net increase (decrease) in shares outstanding	6,807,734	$61,632,391

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of

PGIM Absolute Return Bond Fund 69

Notes to Financial Statements (continued)

the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market

PGIM Absolute Return Bond Fund 71

Notes to Financial Statements (continued)

or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 9 and Shareholders of PGIM Absolute Return Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Absolute Return Bond Fund (one of the funds constituting Prudential Investment Portfolios 9, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from issuers of privately held securities or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Absolute Return Bond Fund 73

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Absolute Return Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Absolute Return Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the

[1]	PGIM Absolute Return Bond Fund is a series of Prudential Investment Portfolios 9.

PGIM Absolute Return Bond Fund

Approval of Advisory Agreements (continued)

subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments

Visit our website at pgim.com/investments

included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one, three-, and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.70% for Class R6 shares, and 0.73% for Class Z shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Absolute Return Bond Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2025